UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2005 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2011

1.818350.106

AFF5-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.4%
	Shares	Value
Commodity Funds - 3.3%
Fidelity Series Commodity Strategy Fund	673,911	$ 8,262,147
Domestic Equity Funds - 26.1%
Fidelity Advisor Equity Growth Fund Institutional Class	105,146	6,556,914
Fidelity Advisor Growth & Income Fund Institutional Class	503,592	9,089,835
Fidelity Advisor Large Cap Fund Institutional Class	456,329	8,893,850
Fidelity Advisor Small Cap Fund Institutional Class	119,994	3,368,238
Fidelity Series 100 Index Fund	850,720	7,792,594
Fidelity Series All-Sector Equity Fund	993,555	12,886,403
Fidelity Series Large Cap Value Fund	1,071,007	12,927,050
Fidelity Series Small Cap Opportunities Fund	275,303	3,207,283
TOTAL DOMESTIC EQUITY FUNDS		64,722,167
TOTAL DOMESTIC EQUITY FUNDS (Cost $60,186,073)		72,984,314
International Equity Funds - 10.8%

Developed International Equity Funds - 8.8%
Fidelity Advisor Diversified International Fund Institutional Class	122,886	2,073,092
Fidelity Advisor Overseas Fund Institutional Class	107,033	2,086,072
Fidelity Series International Growth Fund	684,618	8,037,414
Fidelity Series International Small Cap Fund	139,606	1,732,513
Fidelity Series International Value Fund	772,103	8,037,595
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		21,966,686
Emerging Markets Equity Funds - 2.0%
Fidelity Series Emerging Markets Fund	263,122	4,907,232
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $23,213,081)		26,873,918
Bond Funds - 36.9%
	Shares	Value
High Yield Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund	48,049	$ 486,260
Fidelity Series High Income Fund	1,204,411	11,935,712
TOTAL HIGH YIELD BOND FUNDS		12,421,972
Inflation-Protected Bond Funds - 9.1%
Fidelity Series Inflation-Protected Bond Index Fund	2,033,752	22,615,320
Investment Grade Bond Funds - 22.8%
Fidelity Advisor Strategic Real Return Fund Institutional Class	987,398	9,696,248
Fidelity Series Investment Grade Bond Fund	4,058,301	46,913,963
TOTAL INVESTMENT GRADE BOND FUNDS		56,610,211
TOTAL BOND FUNDS (Cost $87,143,731)		91,647,503
Short-Term Funds - 22.9%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	2,878,075	26,679,758
Fidelity Institutional Money Market Portfolio Institutional Class	30,391,344	30,391,344
TOTAL SHORT-TERM FUNDS (Cost $56,755,420)		57,071,102
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $227,298,305)		248,576,837
NET OTHER ASSETS (LIABILITIES) - 0.0%		(83,136)
NET ASSETS - 100%		$ 248,493,701
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $229,204,755. Net unrealized appreciation aggregated $19,372,082, of which $20,499,855 related to appreciated investment securities and $1,127,773 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2010 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2011

1.818354.106

AFF10-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.3%
	Shares	Value
Commodity Funds - 4.0%
Fidelity Series Commodity Strategy Fund	2,868,356	$ 35,166,047
Domestic Equity Funds - 31.3%
Fidelity Advisor Equity Growth Fund Institutional Class	441,316	27,520,453
Fidelity Advisor Growth & Income Fund Institutional Class	2,113,929	38,156,416
Fidelity Advisor Large Cap Fund Institutional Class	1,915,287	37,328,946
Fidelity Advisor Small Cap Fund Institutional Class	503,790	14,141,372
Fidelity Series 100 Index Fund	3,570,758	32,708,144
Fidelity Series All-Sector Equity Fund	4,170,175	54,087,169
Fidelity Series Large Cap Value Fund	4,495,506	54,260,754
Fidelity Series Small Cap Opportunities Fund	1,155,458	13,461,084
TOTAL DOMESTIC EQUITY FUNDS		271,664,338
TOTAL DOMESTIC EQUITY FUNDS (Cost $252,007,777)		306,830,385
International Equity Funds - 13.2%

Developed International Equity Funds - 10.8%
Fidelity Advisor Diversified International Fund Institutional Class	531,814	8,971,708
Fidelity Advisor Overseas Fund Institutional Class	463,142	9,026,645
Fidelity Series International Growth Fund	2,896,120	34,000,447
Fidelity Series International Small Cap Fund	590,756	7,331,279
Fidelity Series International Value Fund	3,266,114	34,000,251
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		93,330,330
Emerging Markets Equity Funds - 2.4%
Fidelity Series Emerging Markets Fund	1,113,293	20,762,914
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $97,840,759)		114,093,244
Bond Funds - 40.8%
	Shares	Value
High Yield Bond Funds - 5.1%
Fidelity Series Emerging Markets Debt Fund	172,252	$ 1,743,189
Fidelity Series High Income Fund	4,284,356	42,457,964
TOTAL HIGH YIELD BOND FUNDS		44,201,153
Inflation-Protected Bond Funds - 9.6%
Fidelity Series Inflation-Protected Bond Index Fund	7,523,551	83,661,883
Investment Grade Bond Funds - 26.1%
Fidelity Advisor Strategic Real Return Fund Institutional Class	4,106,820	40,328,969
Fidelity Series Investment Grade Bond Fund	16,123,300	186,385,348
TOTAL INVESTMENT GRADE BOND FUNDS		226,714,317
TOTAL BOND FUNDS (Cost $336,490,501)		354,577,353
Short-Term Funds - 10.7%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,922,528	45,631,838
Fidelity Institutional Money Market Portfolio Institutional Class	47,468,146	47,468,146
TOTAL SHORT-TERM FUNDS (Cost $92,917,689)		93,099,984
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $779,256,726)	868,600,966
NET OTHER ASSETS (LIABILITIES) - 0.0%	(221,872)
NET ASSETS - 100%	$ 868,379,094
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $781,838,345. Net unrealized appreciation aggregated $86,762,621, of which $91,130,472 related to appreciated investment securities and $4,367,851 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2015 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2011

1.818355.106

AFF15-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.2%
	Shares	Value
Commodity Funds - 4.1%
Fidelity Series Commodity Strategy Fund	5,479,021	$ 67,172,795
Domestic Equity Funds - 32.1%
Fidelity Advisor Equity Growth Fund Institutional Class	838,851	52,310,753
Fidelity Advisor Growth & Income Fund Institutional Class	4,017,679	72,519,107
Fidelity Advisor Large Cap Fund Institutional Class	3,641,241	70,967,789
Fidelity Advisor Small Cap Fund Institutional Class	957,022	26,863,617
Fidelity Series 100 Index Fund	6,787,363	62,172,247
Fidelity Series All-Sector Equity Fund	7,927,166	102,815,337
Fidelity Series Large Cap Value Fund	8,544,807	103,135,820
Fidelity Series Small Cap Opportunities Fund	2,196,602	25,590,416
TOTAL DOMESTIC EQUITY FUNDS		516,375,086
TOTAL DOMESTIC EQUITY FUNDS (Cost $493,338,901)		583,547,881
International Equity Funds - 13.5%

Developed International Equity Funds - 11.1%
Fidelity Advisor Diversified International Fund Institutional Class	1,044,254	17,616,564
Fidelity Advisor Overseas Fund Institutional Class	909,514	17,726,421
Fidelity Series International Growth Fund	5,472,663	64,249,065
Fidelity Series International Small Cap Fund	1,116,316	13,853,485
Fidelity Series International Value Fund	6,171,814	64,248,584
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		177,694,119
Emerging Markets Equity Funds - 2.4%
Fidelity Series Emerging Markets Fund	2,103,607	39,232,267
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $186,555,606)		216,926,386
Bond Funds - 40.7%
	Shares	Value
High Yield Bond Funds - 5.1%
Fidelity Series Emerging Markets Debt Fund	314,286	$ 3,180,569
Fidelity Series High Income Fund	7,926,851	78,555,094
TOTAL HIGH YIELD BOND FUNDS		81,735,663
Inflation-Protected Bond Funds - 9.0%
Fidelity Series Inflation-Protected Bond Index Fund	13,021,063	144,794,216
Investment Grade Bond Funds - 26.6%
Fidelity Advisor Strategic Real Return Fund Institutional Class	7,572,765	74,364,553
Fidelity Series Investment Grade Bond Fund	30,712,124	355,032,154
TOTAL INVESTMENT GRADE BOND FUNDS		429,396,707
TOTAL BOND FUNDS (Cost $626,587,096)		655,926,586
Short-Term Funds - 9.6%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	8,128,154	75,347,984
Fidelity Institutional Money Market Portfolio Institutional Class	78,493,637	78,493,637
TOTAL SHORT-TERM FUNDS (Cost $153,016,368)		153,841,621
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,459,497,971)	1,610,242,474
NET OTHER ASSETS (LIABILITIES) - 0.0%	(388,153)
NET ASSETS - 100%	$ 1,609,854,321
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $1,463,506,790. Net unrealized appreciation aggregated $146,735,684, of which $156,108,037 related to appreciated investment securities and $9,372,353 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2020 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2011

1.818359.106

AFF20-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.9%
	Shares	Value
Commodity Funds - 5.3%
Fidelity Series Commodity Strategy Fund	10,861,139	$ 133,157,559
Domestic Equity Funds - 37.6%
Fidelity Advisor Equity Growth Fund Institutional Class	1,555,419	96,995,915
Fidelity Advisor Growth & Income Fund Institutional Class	7,450,040	134,473,226
Fidelity Advisor Large Cap Fund Institutional Class	6,751,461	131,585,976
Fidelity Advisor Small Cap Fund Institutional Class	1,774,808	49,818,867
Fidelity Series 100 Index Fund	12,585,275	115,281,122
Fidelity Series All-Sector Equity Fund	14,698,594	190,640,758
Fidelity Series Large Cap Value Fund	15,843,974	191,236,769
Fidelity Series Small Cap Opportunities Fund	4,072,716	47,447,138
TOTAL DOMESTIC EQUITY FUNDS		957,479,771
TOTAL DOMESTIC EQUITY FUNDS (Cost $902,347,919)		1,090,637,330
International Equity Funds - 15.8%

Developed International Equity Funds - 12.9%
Fidelity Advisor Diversified International Fund Institutional Class	1,923,926	32,456,627
Fidelity Advisor Overseas Fund Institutional Class	1,675,634	32,658,109
Fidelity Series International Growth Fund	10,156,470	119,236,963
Fidelity Series International Small Cap Fund	2,071,917	25,712,493
Fidelity Series International Value Fund	11,453,960	119,235,728
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		329,299,920
Emerging Markets Equity Funds - 2.9%
Fidelity Series Emerging Markets Fund	3,904,175	72,812,859
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $342,436,674)		402,112,779
Bond Funds - 37.3%
	Shares	Value
High Yield Bond Funds - 6.6%
Fidelity Series Emerging Markets Debt Fund	648,360	$ 6,561,402
Fidelity Series High Income Fund	16,279,582	161,330,661
TOTAL HIGH YIELD BOND FUNDS		167,892,063
Inflation-Protected Bond Funds - 6.8%
Fidelity Series Inflation-Protected Bond Index Fund	15,479,169	172,128,359
Investment Grade Bond Funds - 23.9%
Fidelity Advisor Strategic Real Return Fund Institutional Class	10,552,507	103,625,617
Fidelity Series Investment Grade Bond Fund	43,773,055	506,016,516
TOTAL INVESTMENT GRADE BOND FUNDS		609,642,133
TOTAL BOND FUNDS (Cost $913,568,941)		949,662,555
Short-Term Funds - 4.0%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	5,303,302	49,161,608
Fidelity Institutional Money Market Portfolio Institutional Class	53,842,816	53,842,816
TOTAL SHORT-TERM FUNDS (Cost $102,270,053)		103,004,424
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,260,623,587)		2,545,417,088
NET OTHER ASSETS (LIABILITIES) - 0.0%		(628,931)
NET ASSETS - 100%		$ 2,544,788,157
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $2,268,539,531. Net unrealized appreciation aggregated $276,877,557, of which $292,066,108 related to appreciated investment securities and $15,188,551 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2025 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2011

1.818367.106

AFF25-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.1%
	Shares	Value
Commodity Funds - 6.4%
Fidelity Series Commodity Strategy Fund	10,389,810	$ 127,379,067
Domestic Equity Funds - 43.7%
Fidelity Advisor Equity Growth Fund Institutional Class	1,419,969	88,549,241
Fidelity Advisor Growth & Income Fund Institutional Class	6,800,011	122,740,207
Fidelity Advisor Large Cap Fund Institutional Class	6,165,358	120,162,832
Fidelity Advisor Small Cap Fund Institutional Class	1,618,995	45,445,202
Fidelity Series 100 Index Fund	11,489,047	105,239,671
Fidelity Series All-Sector Equity Fund	13,419,523	174,051,211
Fidelity Series Large Cap Value Fund	14,463,256	174,571,494
Fidelity Series Small Cap Opportunities Fund	3,719,463	43,331,749
TOTAL DOMESTIC EQUITY FUNDS		874,091,607
TOTAL DOMESTIC EQUITY FUNDS (Cost $850,775,348)		1,001,470,674
International Equity Funds - 18.5%

Developed International Equity Funds - 15.1%
Fidelity Advisor Diversified International Fund Institutional Class	1,776,964	29,977,382
Fidelity Advisor Overseas Fund Institutional Class	1,547,656	30,163,817
Fidelity Series International Growth Fund	9,298,980	109,170,029
Fidelity Series International Small Cap Fund	1,896,197	23,531,809
Fidelity Series International Value Fund	10,486,889	109,168,517
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		302,011,554
Emerging Markets Equity Funds - 3.4%
Fidelity Series Emerging Markets Fund	3,573,789	66,651,174
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $315,636,161)		368,662,728
Bond Funds - 31.3%
	Shares	Value
High Yield Bond Funds - 7.4%
Fidelity Series Emerging Markets Debt Fund	563,269	$ 5,700,281
Fidelity Series High Income Fund	14,413,801	142,840,767
TOTAL HIGH YIELD BOND FUNDS		148,541,048
Inflation-Protected Bond Funds - 3.8%
Fidelity Series Inflation-Protected Bond Index Fund	6,792,088	75,528,016
Investment Grade Bond Funds - 20.1%
Fidelity Advisor Strategic Real Return Fund Institutional Class	6,861,125	67,376,244
Fidelity Series Investment Grade Bond Fund	28,851,786	333,526,646
TOTAL INVESTMENT GRADE BOND FUNDS		400,902,890
TOTAL BOND FUNDS (Cost $605,427,553)		624,971,954
Short-Term Funds - 0.1%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	129,022	1,196,033
Fidelity Institutional Money Market Portfolio Institutional Class	1,436,857	1,436,857
TOTAL SHORT-TERM FUNDS (Cost $2,625,588)		2,632,890
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,774,464,650)	1,997,738,246
NET OTHER ASSETS (LIABILITIES) - 0.0%	(460,061)
NET ASSETS - 100%	$ 1,997,278,185
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $1,780,393,669. Net unrealized appreciation aggregated $217,344,577, of which $231,877,293 related to appreciated investment securities and $14,532,716 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2030 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2011

1.818364.106

AFF30-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.2%
	Shares	Value
Commodity Funds - 6.9%
Fidelity Series Commodity Strategy Fund	12,205,894	$ 149,644,264
Domestic Equity Funds - 46.3%
Fidelity Advisor Equity Growth Fund Institutional Class	1,631,971	101,769,735
Fidelity Advisor Growth & Income Fund Institutional Class	7,816,123	141,081,019
Fidelity Advisor Large Cap Fund Institutional Class	7,084,735	138,081,485
Fidelity Advisor Small Cap Fund Institutional Class	1,861,495	52,252,157
Fidelity Series 100 Index Fund	13,204,978	120,957,601
Fidelity Series All-Sector Equity Fund	15,421,995	200,023,275
Fidelity Series Large Cap Value Fund	16,623,445	200,644,981
Fidelity Series Small Cap Opportunities Fund	4,273,836	49,790,188
TOTAL DOMESTIC EQUITY FUNDS		1,004,600,441
TOTAL DOMESTIC EQUITY FUNDS (Cost $966,879,043)		1,154,244,705
International Equity Funds - 19.5%

Developed International Equity Funds - 16.0%
Fidelity Advisor Diversified International Fund Institutional Class	2,018,203	34,047,088
Fidelity Advisor Overseas Fund Institutional Class	1,757,766	34,258,850
Fidelity Series International Growth Fund	10,685,020	125,442,136
Fidelity Series International Small Cap Fund	2,179,628	27,049,180
Fidelity Series International Value Fund	12,050,126	125,441,814
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		346,239,068

	Shares	Value
Emerging Markets Equity Funds - 3.5%
Fidelity Series Emerging Markets Fund	4,107,158	$ 76,598,488
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $359,454,884)		422,837,556
Bond Funds - 27.3%

High Yield Bond Funds - 7.3%
Fidelity Series Emerging Markets Debt Fund	620,071	6,275,118
Fidelity Series High Income Fund	15,433,506	152,946,047
TOTAL HIGH YIELD BOND FUNDS		159,221,165
Inflation-Protected Bond Funds - 0.5%
Fidelity Series Inflation-Protected Bond Index Fund	871,232	9,688,097
Investment Grade Bond Funds - 19.5%
Fidelity Advisor Strategic Real Return Fund Institutional Class	7,140,682	70,121,499
Fidelity Series Investment Grade Bond Fund	30,580,855	353,514,679
TOTAL INVESTMENT GRADE BOND FUNDS		423,636,178
TOTAL BOND FUNDS (Cost $578,466,231)		592,545,440
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,904,800,158)	2,169,627,701
NET OTHER ASSETS (LIABILITIES) - 0.0%	(511,519)
NET ASSETS - 100%	$ 2,169,116,182
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $1,911,339,312. Net unrealized appreciation aggregated $258,288,389, of which $273,025,529 related to appreciated investment securities and $14,737,140 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2035 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2011

1.818365.106

AFF35-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.4%
	Shares	Value
Commodity Funds - 8.1%
Fidelity Series Commodity Strategy Fund	9,335,653	$ 114,455,109
Domestic Equity Funds - 52.3%
Fidelity Advisor Equity Growth Fund Institutional Class	1,189,497	74,177,005
Fidelity Advisor Growth & Income Fund Institutional Class	5,696,707	102,825,567
Fidelity Advisor Large Cap Fund Institutional Class	5,165,102	100,667,839
Fidelity Advisor Small Cap Fund Institutional Class	1,356,234	38,069,490
Fidelity Series 100 Index Fund	9,624,917	88,164,242
Fidelity Series All-Sector Equity Fund	11,241,858	145,806,900
Fidelity Series Large Cap Value Fund	12,116,239	146,243,001
Fidelity Series Small Cap Opportunities Fund	3,115,746	36,298,443
TOTAL DOMESTIC EQUITY FUNDS		732,252,487
TOTAL DOMESTIC EQUITY FUNDS (Cost $728,905,536)		846,707,596
International Equity Funds - 22.1%

Developed International Equity Funds - 18.1%
Fidelity Advisor Diversified International Fund Institutional Class	1,491,432	25,160,454
Fidelity Advisor Overseas Fund Institutional Class	1,298,928	25,316,109
Fidelity Series International Growth Fund	7,793,440	91,494,982
Fidelity Series International Small Cap Fund	1,589,518	19,725,916
Fidelity Series International Value Fund	8,789,052	91,494,030
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		253,191,491

	Shares	Value
Emerging Markets Equity Funds - 4.0%
Fidelity Series Emerging Markets Fund	2,995,481	$ 55,865,721
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $266,010,083)		309,057,212
Bond Funds - 17.5%

High Yield Bond Funds - 7.3%
Fidelity Series Emerging Markets Debt Fund	393,779	3,985,042
Fidelity Series High Income Fund	9,893,095	98,040,570
TOTAL HIGH YIELD BOND FUNDS		102,025,612
Investment Grade Bond Funds - 10.2%
Fidelity Advisor Strategic Real Return Fund Institutional Class	2,399,813	23,566,162
Fidelity Series Investment Grade Bond Fund	10,312,039	119,207,166
TOTAL INVESTMENT GRADE BOND FUNDS		142,773,328
TOTAL BOND FUNDS (Cost $240,623,927)		244,798,940
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,235,539,546)	1,400,563,748
NET OTHER ASSETS (LIABILITIES) - 0.0%	(303,927)
NET ASSETS - 100%	$ 1,400,259,821
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $1,239,451,268. Net unrealized appreciation aggregated $161,112,480, of which $173,665,196 related to appreciated investment securities and $12,552,716 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2040 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2011

1.818366.106

AFF40-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.1%
	Shares	Value
Commodity Funds - 8.3%
Fidelity Series Commodity Strategy Fund	10,067,726	$ 123,430,316
Domestic Equity Funds - 52.8%
Fidelity Advisor Equity Growth Fund Institutional Class	1,273,781	79,433,001
Fidelity Advisor Growth & Income Fund Institutional Class	6,101,145	110,125,674
Fidelity Advisor Large Cap Fund Institutional Class	5,529,410	107,768,201
Fidelity Advisor Small Cap Fund Institutional Class	1,453,255	40,792,868
Fidelity Series 100 Index Fund	10,307,009	94,412,198
Fidelity Series All-Sector Equity Fund	12,037,292	156,123,672
Fidelity Series Large Cap Value Fund	12,975,388	156,612,931
Fidelity Series Small Cap Opportunities Fund	3,335,234	38,855,471
TOTAL DOMESTIC EQUITY FUNDS		784,124,016
TOTAL DOMESTIC EQUITY FUNDS (Cost $829,521,409)		907,554,332
International Equity Funds - 22.3%

Developed International Equity Funds - 18.2%
Fidelity Advisor Diversified International Fund Institutional Class	1,563,201	26,371,208
Fidelity Advisor Overseas Fund Institutional Class	1,361,493	26,535,489
Fidelity Series International Growth Fund	8,374,373	98,315,139
Fidelity Series International Small Cap Fund	1,708,265	21,199,574
Fidelity Series International Value Fund	9,444,343	98,315,611
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		270,737,021

	Shares	Value
Emerging Markets Equity Funds - 4.1%
Fidelity Series Emerging Markets Fund	3,218,978	$ 60,033,948
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $314,322,626)		330,770,969
Bond Funds - 16.6%

High Yield Bond Funds - 8.2%
Fidelity Series Emerging Markets Debt Fund	475,978	4,816,898
Fidelity Series High Income Fund	11,776,015	116,700,305
TOTAL HIGH YIELD BOND FUNDS		121,517,203
Investment Grade Bond Funds - 8.4%
Fidelity Advisor Strategic Real Return Fund Institutional Class	2,130,546	20,921,966
Fidelity Series Investment Grade Bond Fund	9,050,460	104,623,315
TOTAL INVESTMENT GRADE BOND FUNDS		125,545,281
TOTAL BOND FUNDS (Cost $246,322,565)		247,062,484
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,390,166,600)	1,485,387,785
NET OTHER ASSETS (LIABILITIES) - 0.0%	(367,233)
NET ASSETS - 100%	$ 1,485,020,552
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $1,393,062,198. Net unrealized appreciation aggregated $92,325,587, of which $126,576,152 related to appreciated investment securities and $34,250,565 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2045 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2011

1.833434.105

AFF45-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.7%
	Shares	Value
Commodity Funds - 8.7%
Fidelity Series Commodity Strategy Fund	3,559,953	$ 43,645,020
Domestic Equity Funds - 54.0%
Fidelity Advisor Equity Growth Fund Institutional Class	439,815	27,426,873
Fidelity Advisor Growth & Income Fund Institutional Class	2,106,185	38,016,635
Fidelity Advisor Large Cap Fund Institutional Class	1,910,410	37,233,892
Fidelity Advisor Small Cap Fund Institutional Class	501,101	14,065,911
Fidelity Series 100 Index Fund	3,559,108	32,601,427
Fidelity Series All-Sector Equity Fund	4,157,083	53,917,371
Fidelity Series Large Cap Value Fund	4,480,085	54,074,626
Fidelity Series Small Cap Opportunities Fund	1,152,316	13,424,479
TOTAL DOMESTIC EQUITY FUNDS		270,761,214
TOTAL DOMESTIC EQUITY FUNDS (Cost $270,400,064)		314,406,234
International Equity Funds - 22.8%

Developed International Equity Funds - 18.7%
Fidelity Advisor Diversified International Fund Institutional Class	552,204	9,315,690
Fidelity Advisor Overseas Fund Institutional Class	480,924	9,373,200
Fidelity Series International Growth Fund	2,881,600	33,829,982
Fidelity Series International Small Cap Fund	587,304	7,288,444
Fidelity Series International Value Fund	3,249,704	33,829,418
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		93,636,734
Emerging Markets Equity Funds - 4.1%
Fidelity Series Emerging Markets Fund	1,107,163	20,648,591
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $98,920,463)		114,285,325
Bond Funds - 14.5%
	Shares	Value
High Yield Bond Funds - 9.5%
Fidelity Series Emerging Markets Debt Fund	180,798	$ 1,829,680
Fidelity Series High Income Fund	4,610,490	45,689,957
TOTAL HIGH YIELD BOND FUNDS		47,519,637
Investment Grade Bond Funds - 5.0%
Fidelity Advisor Strategic Real Return Fund Institutional Class	383,009	3,761,150
Fidelity Series Investment Grade Bond Fund	1,858,534	21,484,658
TOTAL INVESTMENT GRADE BOND FUNDS		25,245,808
TOTAL BOND FUNDS (Cost $72,266,944)		72,765,445
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $441,587,471)	501,457,004
NET OTHER ASSETS (LIABILITIES) - 0.0%	(101,909)
NET ASSETS - 100%	$ 501,355,095
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $443,120,051. Net unrealized appreciation aggregated $58,336,953, of which $62,764,281 related to appreciated investment securities and $4,427,328 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2050 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2011

1.833438.105

AFF50-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.8%
	Shares	Value
Commodity Funds - 9.3%
Fidelity Series Commodity Strategy Fund	2,913,375	$ 35,717,978
Domestic Equity Funds - 56.5%
Fidelity Advisor Equity Growth Fund Institutional Class	353,241	22,028,079
Fidelity Advisor Growth & Income Fund Institutional Class	1,691,415	30,530,036
Fidelity Advisor Large Cap Fund Institutional Class	1,534,388	29,905,220
Fidelity Advisor Small Cap Fund Institutional Class	402,411	11,295,689
Fidelity Series 100 Index Fund	2,858,318	26,182,189
Fidelity Series All-Sector Equity Fund	3,338,720	43,303,198
Fidelity Series Large Cap Value Fund	3,597,883	43,426,454
Fidelity Series Small Cap Opportunities Fund	925,559	10,782,761
TOTAL DOMESTIC EQUITY FUNDS		217,453,626
TOTAL DOMESTIC EQUITY FUNDS (Cost $217,304,081)		253,171,604
International Equity Funds - 23.8%

Developed International Equity Funds - 19.5%
Fidelity Advisor Diversified International Fund Institutional Class	440,425	7,429,964
Fidelity Advisor Overseas Fund Institutional Class	383,575	7,475,876
Fidelity Series International Growth Fund	2,314,680	27,174,345
Fidelity Series International Small Cap Fund	471,372	5,849,722
Fidelity Series International Value Fund	2,610,348	27,173,724
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		75,103,631

	Shares	Value
Emerging Markets Equity Funds - 4.3%
Fidelity Series Emerging Markets Fund	888,926	$ 16,578,463
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $78,828,586)		91,682,094
Bond Funds - 10.4%

High Yield Bond Funds - 9.4%
Fidelity Series Emerging Markets Debt Fund	137,768	1,394,213
Fidelity Series High Income Fund	3,531,174	34,993,933
TOTAL HIGH YIELD BOND FUNDS		36,388,146
Investment Grade Bond Funds - 1.0%
Fidelity Advisor Strategic Real Return Fund Institutional Class	43,711	429,241
Fidelity Series Investment Grade Bond Fund	288,576	3,335,935
TOTAL INVESTMENT GRADE BOND FUNDS		3,765,176
TOTAL BOND FUNDS (Cost $40,343,921)		40,153,322
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $336,476,588)		385,007,020
NET OTHER ASSETS (LIABILITIES) - 0.0%		(86,444)
NET ASSETS - 100%		$ 384,920,576
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $338,080,234. Net unrealized appreciation aggregated $46,926,786, of which $50,835,967 related to appreciated investment securities and $3,909,181 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2055 Fund
Class A
Class T
Class C
Institutional Class

June 30, 2011

1.927047.100

AFF55-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.9%
	Shares	Value
Commodity Funds - 9.5%
Fidelity Series Commodity Strategy Fund	38,674	$ 474,147
Domestic Equity Funds - 56.4%
Fidelity Advisor Equity Growth Fund Institutional Class	4,556	284,134
Fidelity Advisor Growth & Income Fund Institutional Class	21,664	391,028
Fidelity Advisor Large Cap Fund Institutional Class	20,047	390,709
Fidelity Advisor Small Cap Fund Institutional Class	4,973	139,592
Fidelity Series 100 Index Fund	36,988	338,814
Fidelity Series All-Sector Equity Fund	43,222	560,593
Fidelity Series Large Cap Value Fund	46,332	559,232
Fidelity Series Small Cap Opportunities Fund	12,072	140,643
TOTAL DOMESTIC EQUITY FUNDS		2,804,745
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,295,905)		3,278,892
International Equity Funds - 24.1%

Developed International Equity Funds - 19.8%
Fidelity Advisor Diversified International Fund Institutional Class	5,911	99,711
Fidelity Advisor Overseas Fund Institutional Class	5,147	100,324
Fidelity Series International Growth Fund	30,116	353,562
Fidelity Series International Small Cap Fund	6,147	76,281
Fidelity Series International Value Fund	33,964	353,563
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		983,441
Emerging Markets Equity Funds - 4.3%
Fidelity Series Emerging Markets Fund	11,579	215,955
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,200,572)		1,199,396
Bond Funds - 10.0%
	Shares	Value
High Yield Bond Funds - 9.9%
Fidelity Series Emerging Markets Debt Fund	1,725	$ 17,458
Fidelity Series High Income Fund	48,240	478,057
TOTAL HIGH YIELD BOND FUNDS		495,515
Investment Grade Bond Funds - 0.1%
Fidelity Advisor Strategic Real Return Fund Institutional Class	101	988
Fidelity Series Investment Grade Bond Fund	300	3,473
TOTAL INVESTMENT GRADE BOND FUNDS		4,461
TOTAL BOND FUNDS (Cost $507,182)		499,976
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,003,659)		4,978,264
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,411)
NET ASSETS - 100%		$ 4,976,853
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $5,003,730. Net unrealized depreciation aggregated $25,466, of which $8,887 related to appreciated investment securities and $34,353 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom Income Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2011

1.818360.106

AFF-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.0%
	Shares	Value
Commodity Funds - 0.8%
Fidelity Series Commodity Strategy Fund	176,607	$ 2,165,208
Domestic Equity Funds - 13.2%
Fidelity Advisor Equity Growth Fund Institutional Class	59,406	3,704,537
Fidelity Advisor Growth & Income Fund Institutional Class	284,517	5,135,528
Fidelity Advisor Large Cap Fund Institutional Class	257,877	5,026,015
Fidelity Advisor Small Cap Fund Institutional Class	67,753	1,901,816
Fidelity Series 100 Index Fund	480,688	4,403,102
Fidelity Series All-Sector Equity Fund	561,352	7,280,739
Fidelity Series Large Cap Value Fund	605,141	7,304,057
Fidelity Series Small Cap Opportunities Fund	155,563	1,812,305
TOTAL DOMESTIC EQUITY FUNDS		36,568,099
TOTAL DOMESTIC EQUITY FUNDS (Cost $31,400,227)		38,733,307
International Equity Funds - 5.3%

Developed International Equity Funds - 4.3%
Fidelity Advisor Diversified International Fund Institutional Class	62,531	1,054,902
Fidelity Advisor Overseas Fund Institutional Class	54,459	1,061,398
Fidelity Series International Growth Fund	383,714	4,504,804
Fidelity Series International Small Cap Fund	78,282	971,480
Fidelity Series International Value Fund	432,750	4,504,931
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		12,097,515
Emerging Markets Equity Funds - 1.0%
Fidelity Series Emerging Markets Fund	147,502	2,750,907
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $12,946,733)		14,848,422
Bond Funds - 40.9%
	Shares	Value
High Yield Bond Funds - 5.1%
Fidelity Series Emerging Markets Debt Fund	53,861	$ 545,078
Fidelity Series High Income Fund	1,372,494	13,601,419
TOTAL HIGH YIELD BOND FUNDS		14,146,497
Inflation-Protected Bond Funds - 11.1%
Fidelity Series Inflation-Protected Bond Index Fund	2,765,836	30,756,100
Investment Grade Bond Funds - 24.7%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,205,666	11,839,641
Fidelity Series Investment Grade Bond Fund	4,920,435	56,880,233
TOTAL INVESTMENT GRADE BOND FUNDS		68,719,874
TOTAL BOND FUNDS (Cost $107,367,834)		113,622,471
Short-Term Funds - 39.8%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	5,751,580	53,317,149
Fidelity Institutional Money Market Portfolio Institutional Class	57,096,791	57,096,790
TOTAL SHORT-TERM FUNDS (Cost $110,071,139)		110,413,939
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $261,785,933)	277,618,139
NET OTHER ASSETS (LIABILITIES) - 0.0%	(77,992)
NET ASSETS - 100%	$ 277,540,147
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $262,689,857. Net unrealized appreciation aggregated $14,928,282, of which $16,200,379 related to appreciated investment securities and $1,272,097 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2000 Fund

June 30, 2011

1.818351.106

F00-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.1%
	Shares	Value
Commodity Funds - 1.1%
Fidelity Series Commodity Strategy Fund	1,225,347	$ 15,022,756
Domestic Equity Funds - 13.0%
Fidelity Blue Chip Growth Fund	240,853	11,611,532
Fidelity Disciplined Equity Fund	1,350,190	32,256,040
Fidelity Growth Company Fund	320,662	29,382,260
Fidelity Series 100 Index Fund	2,409,468	22,070,724
Fidelity Series All-Sector Equity Fund	3,041,910	39,453,573
Fidelity Series Large Cap Value Fund	3,049,054	36,802,085
Fidelity Series Small Cap Opportunities Fund	540,240	6,293,796
Fidelity Small Cap Growth Fund	222,929	3,809,850
Fidelity Small Cap Value Fund	225,643	3,614,808
TOTAL DOMESTIC EQUITY FUNDS		185,294,668
TOTAL DOMESTIC EQUITY FUNDS (Cost $150,571,683)		200,317,424
International Equity Funds - 5.2%

Developed International Equity Funds - 4.2%
Fidelity Diversified International Fund	152,815	4,758,669
Fidelity Overseas Fund	141,208	4,805,319
Fidelity Series International Growth Fund	1,944,922	22,833,388
Fidelity Series International Small Cap Fund	383,263	4,756,291
Fidelity Series International Value Fund	2,190,781	22,806,034
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		59,959,701
Emerging Markets Equity Funds - 1.0%
Fidelity Series Emerging Markets Fund	748,281	13,955,436
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $63,409,148)		73,915,137
Bond Funds - 40.5%
	Shares	Value
High Yield Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund	293,578	$ 2,971,008
Fidelity Series High Income Fund	6,835,409	67,738,903
TOTAL HIGH YIELD BOND FUNDS		70,709,911
Inflation-Protected Bond Funds - 10.9%
Fidelity Series Inflation-Protected Bond Index Fund	13,913,482	154,717,917
Investment Grade Bond Funds - 24.6%
Fidelity Series Investment Grade Bond Fund	25,256,733	291,967,831
Fidelity Strategic Real Return Fund	5,911,668	58,170,811
TOTAL INVESTMENT GRADE BOND FUNDS		350,138,642
TOTAL BOND FUNDS (Cost $533,774,314)		575,566,470
Short-Term Funds - 40.2%

Fidelity Institutional Money Market Portfolio Institutional Class	315,695,821	315,695,819
Fidelity Short-Term Bond Fund	29,988,719	255,204,002
TOTAL SHORT-TERM FUNDS (Cost $577,316,340)		570,899,821
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,325,071,485)		1,420,698,852
NET OTHER ASSETS (LIABILITIES) - 0.0%		(98)
NET ASSETS - 100%		$ 1,420,698,754
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $1,327,405,756. Net unrealized appreciation aggregated $93,293,096, of which $106,002,622 related to appreciated investment securities and $12,709,526 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2005 Fund

June 30, 2011

1.818352.106

F05-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.5%
	Shares	Value
Commodity Funds - 3.4%
Fidelity Series Commodity Strategy Fund	2,461,028	$ 30,172,200
Domestic Equity Funds - 26.1%
Fidelity Blue Chip Growth Fund	307,846	14,841,261
Fidelity Disciplined Equity Fund	1,716,672	41,011,306
Fidelity Growth Company Fund	406,841	37,278,848
Fidelity Series 100 Index Fund	3,054,915	27,983,017
Fidelity Series All-Sector Equity Fund	3,856,293	50,016,123
Fidelity Series Large Cap Value Fund	3,872,580	46,742,037
Fidelity Series Small Cap Opportunities Fund	687,321	8,007,295
Fidelity Small Cap Growth Fund	282,727	4,831,809
Fidelity Small Cap Value Fund	286,982	4,597,458
TOTAL DOMESTIC EQUITY FUNDS		235,309,154
TOTAL DOMESTIC EQUITY FUNDS (Cost $250,803,406)		265,481,354
International Equity Funds - 10.8%

Developed International Equity Funds - 8.9%
Fidelity Diversified International Fund	262,757	8,182,252
Fidelity Overseas Fund	242,799	8,262,451
Fidelity Series International Growth Fund	2,443,628	28,688,197
Fidelity Series International Small Cap Fund	488,350	6,060,423
Fidelity Series International Value Fund	2,747,122	28,597,537
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		79,790,860
Emerging Markets Equity Funds - 1.9%
Fidelity Series Emerging Markets Fund	939,050	17,513,282
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $93,040,276)		97,304,142
Bond Funds - 37.2%
	Shares	Value
High Yield Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund	183,248	$ 1,854,472
Fidelity Series High Income Fund	4,392,360	43,528,286
TOTAL HIGH YIELD BOND FUNDS		45,382,758
Inflation-Protected Bond Funds - 9.2%
Fidelity Series Inflation-Protected Bond Index Fund	7,416,811	82,474,939
Investment Grade Bond Funds - 23.0%
Fidelity Series Investment Grade Bond Fund	15,001,720	173,419,885
Fidelity Strategic Real Return Fund	3,442,554	33,874,730
TOTAL INVESTMENT GRADE BOND FUNDS		207,294,615
TOTAL BOND FUNDS (Cost $327,027,655)		335,152,312
Short-Term Funds - 22.5%

Fidelity Institutional Money Market Portfolio Institutional Class	113,096,791	113,096,791
Fidelity Short-Term Bond Fund	10,582,869	90,060,219
TOTAL SHORT-TERM FUNDS (Cost $204,607,413)		203,157,010
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $875,478,750)		901,094,818
NET OTHER ASSETS (LIABILITIES) - 0.0%		(44)
NET ASSETS - 100%		$ 901,094,774
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $877,430,710. Net unrealized appreciation aggregated $23,664,108, of which $48,545,065 related to appreciated investment securities and $24,880,957 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2010 Fund

June 30, 2011

1.818356.106

F10-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.3%
	Shares	Value
Commodity Funds - 4.0%
Fidelity Series Commodity Strategy Fund	30,356,624	$ 372,172,205
Domestic Equity Funds - 31.3%
Fidelity Blue Chip Growth Fund	3,745,105	180,551,496
Fidelity Disciplined Equity Fund	20,927,719	499,963,209
Fidelity Growth Company Fund	4,958,711	454,366,723
Fidelity Series 100 Index Fund	37,229,860	341,025,514
Fidelity Series All-Sector Equity Fund	46,997,286	609,554,801
Fidelity Series Large Cap Value Fund	47,188,869	569,569,651
Fidelity Series Small Cap Opportunities Fund	8,367,552	97,481,983
Fidelity Small Cap Growth Fund	3,447,991	58,926,173
Fidelity Small Cap Value Fund	3,495,696	56,001,058
TOTAL DOMESTIC EQUITY FUNDS		2,867,440,608
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,967,577,747)		3,239,612,813
International Equity Funds - 13.1%

Developed International Equity Funds - 10.7%
Fidelity Diversified International Fund	3,127,579	97,392,819
Fidelity Overseas Fund	2,889,954	98,345,136
Fidelity Series International Growth Fund	30,268,832	355,356,090
Fidelity Series International Small Cap Fund	6,038,796	74,941,455
Fidelity Series International Value Fund	34,037,076	354,325,963
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		980,361,463
Emerging Markets Equity Funds - 2.4%
Fidelity Series Emerging Markets Fund	11,636,600	217,022,586
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,128,486,006)		1,197,384,049
Bond Funds - 40.9%
	Shares	Value
High Yield Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund	1,911,199	$ 19,341,332
Fidelity Series High Income Fund	44,570,634	441,694,981
TOTAL HIGH YIELD BOND FUNDS		461,036,313
Inflation-Protected Bond Funds - 9.6%
Fidelity Series Inflation-Protected Bond Index Fund	79,412,340	883,065,223
Investment Grade Bond Funds - 26.3%
Fidelity Series Investment Grade Bond Fund	172,856,474	1,998,220,836
Fidelity Strategic Real Return Fund	41,833,914	411,645,714
TOTAL INVESTMENT GRADE BOND FUNDS		2,409,866,550
TOTAL BOND FUNDS (Cost $3,641,930,979)		3,753,968,086
Short-Term Funds - 10.7%

Fidelity Institutional Money Market Portfolio Institutional Class	542,790,158	542,790,158
Fidelity Short-Term Bond Fund	51,574,758	438,901,194
TOTAL SHORT-TERM FUNDS (Cost $998,261,988)		981,691,352
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,736,256,720)	9,172,656,300
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,206)
NET ASSETS - 100%	$ 9,172,655,094
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $8,767,462,200. Net unrealized appreciation aggregated $405,194,100, of which $660,393,750 related to appreciated investment securities and $255,199,650 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2015 Fund

June 30, 2011

1.818357.106

F15-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.3%
	Shares	Value
Commodity Funds - 4.2%
Fidelity Series Commodity Strategy Fund	29,422,860	$ 360,724,261
Domestic Equity Funds - 32.1%
Fidelity Blue Chip Growth Fund	3,621,716	174,602,949
Fidelity Disciplined Equity Fund	20,182,683	482,164,295
Fidelity Growth Company Fund	4,783,635	438,324,509
Fidelity Series 100 Index Fund	35,929,652	329,115,609
Fidelity Series All-Sector Equity Fund	45,352,930	588,227,498
Fidelity Series Large Cap Value Fund	45,540,669	549,675,876
Fidelity Series Small Cap Opportunities Fund	8,085,060	94,190,947
Fidelity Small Cap Growth Fund	3,323,867	56,804,884
Fidelity Small Cap Value Fund	3,375,674	54,078,304
TOTAL DOMESTIC EQUITY FUNDS		2,767,184,871
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,606,679,141)		3,127,909,132
International Equity Funds - 13.5%

Developed International Equity Funds - 11.1%
Fidelity Diversified International Fund	3,169,180	98,688,272
Fidelity Overseas Fund	2,928,209	99,646,942
Fidelity Series International Growth Fund	28,983,875	340,270,687
Fidelity Series International Small Cap Fund	5,792,416	71,883,877
Fidelity Series International Value Fund	32,582,257	339,181,298
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		949,671,076
Emerging Markets Equity Funds - 2.4%
Fidelity Series Emerging Markets Fund	11,138,706	207,736,859
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $989,898,937)		1,157,407,935
Bond Funds - 40.7%
	Shares	Value
High Yield Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund	1,742,907	$ 17,638,223
Fidelity Series High Income Fund	42,019,032	416,408,611
TOTAL HIGH YIELD BOND FUNDS		434,046,834
Inflation-Protected Bond Funds - 9.0%
Fidelity Series Inflation-Protected Bond Index Fund	69,685,556	774,903,382
Investment Grade Bond Funds - 26.7%
Fidelity Series Investment Grade Bond Fund	166,037,388	1,919,392,210
Fidelity Strategic Real Return Fund	37,987,049	373,792,563
TOTAL INVESTMENT GRADE BOND FUNDS		2,293,184,773
TOTAL BOND FUNDS (Cost $3,295,649,438)		3,502,134,989
Short-Term Funds - 9.5%

Fidelity Institutional Money Market Portfolio Institutional Class	454,987,669	454,987,669
Fidelity Short-Term Bond Fund	42,849,895	364,652,608
TOTAL SHORT-TERM FUNDS (Cost $819,188,188)		819,640,277
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,711,415,704)	8,607,092,333
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,506)
NET ASSETS - 100%	$ 8,607,088,827
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $7,732,781,708. Net unrealized appreciation aggregated $874,310,625, of which $983,915,171 related to appreciated investment securities and $109,604,546 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2020 Fund

June 30, 2011

1.818361.106

F20-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.9%
	Shares	Value
Commodity Funds - 5.3%
Fidelity Series Commodity Strategy Fund	82,349,952	$ 1,009,610,408
Domestic Equity Funds - 37.6%
Fidelity Blue Chip Growth Fund	9,454,987	455,824,927
Fidelity Disciplined Equity Fund	52,730,014	1,259,720,040
Fidelity Growth Company Fund	12,499,988	1,145,373,928
Fidelity Series 100 Index Fund	93,886,095	859,996,631
Fidelity Series All-Sector Equity Fund	118,510,405	1,537,079,951
Fidelity Series Large Cap Value Fund	118,981,266	1,436,103,878
Fidelity Series Small Cap Opportunities Fund	21,113,067	245,967,232
Fidelity Small Cap Growth Fund	8,688,061	148,478,961
Fidelity Small Cap Value Fund	8,818,595	141,273,889
TOTAL DOMESTIC EQUITY FUNDS		7,229,819,437
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,694,794,961)		8,239,429,845
International Equity Funds - 15.7%

Developed International Equity Funds - 12.9%
Fidelity Diversified International Fund	8,067,704	251,228,300
Fidelity Overseas Fund	7,454,486	253,676,144
Fidelity Series International Growth Fund	76,018,862	892,461,445
Fidelity Series International Small Cap Fund	15,172,096	188,285,712
Fidelity Series International Value Fund	85,476,715	889,812,600
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		2,475,464,201
Emerging Markets Equity Funds - 2.8%
Fidelity Series Emerging Markets Fund	29,219,991	544,952,828
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,522,233,816)		3,020,417,029
Bond Funds - 37.4%
	Shares	Value
High Yield Bond Funds - 6.6%
Fidelity Series Emerging Markets Debt Fund	5,127,460	$ 51,889,898
Fidelity Series High Income Fund	122,303,539	1,212,028,072
TOTAL HIGH YIELD BOND FUNDS		1,263,917,970
Inflation-Protected Bond Funds - 6.7%
Fidelity Series Inflation-Protected Bond Index Fund	116,451,687	1,294,942,763
Investment Grade Bond Funds - 24.1%
Fidelity Series Investment Grade Bond Fund	334,734,117	3,869,526,385
Fidelity Strategic Real Return Fund	76,368,362	751,464,678
TOTAL INVESTMENT GRADE BOND FUNDS		4,620,991,063
TOTAL BOND FUNDS (Cost $6,817,475,442)		7,179,851,796
Short-Term Funds - 4.0%

Fidelity Institutional Money Market Portfolio Institutional Class	425,387,713	425,387,713
Fidelity Short-Term Bond Fund	39,990,117	340,315,895
TOTAL SHORT-TERM FUNDS (Cost $761,016,764)		765,703,608
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $16,795,520,983)		19,205,402,278
NET OTHER ASSETS (LIABILITIES) - 0.0%		(12,663)
NET ASSETS - 100%		$ 19,205,389,615
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $16,860,121,243. Net unrealized appreciation aggregated $2,345,281,035, of which $2,586,450,095 related to appreciated investment securities and $241,169,060 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2025 Fund

June 30, 2011

1.818369.106

F25-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.2%
	Shares	Value
Commodity Funds - 6.4%
Fidelity Series Commodity Strategy Fund	51,734,763	$ 634,268,193
Domestic Equity Funds - 43.8%
Fidelity Blue Chip Growth Fund	5,720,614	275,790,794
Fidelity Disciplined Equity Fund	31,863,991	761,230,743
Fidelity Growth Company Fund	7,554,004	692,173,427
Fidelity Series 100 Index Fund	56,748,513	519,816,380
Fidelity Series All-Sector Equity Fund	71,630,347	929,045,601
Fidelity Series Large Cap Value Fund	71,920,191	868,076,704
Fidelity Series Small Cap Opportunities Fund	12,772,404	148,798,503
Fidelity Small Cap Growth Fund	5,248,965	89,704,806
Fidelity Small Cap Value Fund	5,332,233	85,422,369
TOTAL DOMESTIC EQUITY FUNDS		4,370,059,327
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,719,582,356)		5,004,327,520
International Equity Funds - 18.4%

Developed International Equity Funds - 15.1%
Fidelity Diversified International Fund	5,018,832	156,286,420
Fidelity Overseas Fund	4,637,279	157,806,592
Fidelity Series International Growth Fund	45,966,997	539,652,544
Fidelity Series International Small Cap Fund	9,184,826	113,983,689
Fidelity Series International Value Fund	51,674,579	537,932,365
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,505,661,610
Emerging Markets Equity Funds - 3.3%
Fidelity Series Emerging Markets Fund	17,662,986	329,414,681
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,778,965,378)		1,835,076,291
Bond Funds - 31.3%
	Shares	Value
High Yield Bond Funds - 7.4%
Fidelity Series Emerging Markets Debt Fund	2,923,539	$ 29,586,211
Fidelity Series High Income Fund	71,187,800	705,471,100
TOTAL HIGH YIELD BOND FUNDS		735,057,311
Inflation-Protected Bond Funds - 3.8%
Fidelity Series Inflation-Protected Bond Index Fund	33,763,967	375,455,310
Investment Grade Bond Funds - 20.1%
Fidelity Series Investment Grade Bond Fund	145,778,494	1,685,199,393
Fidelity Strategic Real Return Fund	32,621,160	320,992,218
TOTAL INVESTMENT GRADE BOND FUNDS		2,006,191,611
TOTAL BOND FUNDS (Cost $3,075,556,187)		3,116,704,232
Short-Term Funds - 0.1%

Fidelity Institutional Money Market Portfolio Institutional Class	6,712,796	6,712,796
Fidelity Short-Term Bond Fund	595,621	5,068,738
TOTAL SHORT-TERM FUNDS (Cost $11,763,180)		11,781,534
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,585,867,101)	9,967,889,577
NET OTHER ASSETS (LIABILITIES) - 0.0%	(245)
NET ASSETS - 100%	$ 9,967,889,332
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $9,594,733,925. Net unrealized appreciation aggregated $373,155,652, of which $732,146,878 related to appreciated investment securities and $358,991,226 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2030 Fund

June 30, 2011

1.818370.106

F30-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.3%
	Shares	Value
Commodity Funds - 6.9%
Fidelity Series Commodity Strategy Fund	80,209,875	$ 983,373,062
Domestic Equity Funds - 46.4%
Fidelity Blue Chip Growth Fund	8,582,695	413,771,709
Fidelity Disciplined Equity Fund	47,881,877	1,143,898,053
Fidelity Growth Company Fund	11,353,023	1,040,277,482
Fidelity Series 100 Index Fund	85,283,216	781,194,258
Fidelity Series All-Sector Equity Fund	107,651,321	1,396,237,631
Fidelity Series Large Cap Value Fund	108,061,450	1,304,301,699
Fidelity Series Small Cap Opportunities Fund	19,176,487	223,406,073
Fidelity Small Cap Growth Fund	7,892,056	134,875,232
Fidelity Small Cap Value Fund	8,009,417	128,310,858
TOTAL DOMESTIC EQUITY FUNDS		6,566,272,995
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,283,015,993)		7,549,646,057
International Equity Funds - 19.4%

Developed International Equity Funds - 15.9%
Fidelity Diversified International Fund	7,241,524	225,501,055
Fidelity Overseas Fund	6,690,973	227,693,811
Fidelity Series International Growth Fund	69,350,457	814,174,367
Fidelity Series International Small Cap Fund	13,826,002	171,580,684
Fidelity Series International Value Fund	77,988,304	811,858,240
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		2,250,808,157

	Shares	Value
Emerging Markets Equity Funds - 3.5%
Fidelity Series Emerging Markets Fund	26,656,244	$ 497,138,954
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,331,440,470)		2,747,947,111
Bond Funds - 27.3%

High Yield Bond Funds - 7.3%
Fidelity Series Emerging Markets Debt Fund	4,270,251	43,214,944
Fidelity Series High Income Fund	99,975,040	990,752,642
TOTAL HIGH YIELD BOND FUNDS		1,033,967,586
Inflation-Protected Bond Funds - 0.3%
Fidelity Series Inflation-Protected Bond Index Fund	4,481,613	49,835,541
Investment Grade Bond Funds - 19.7%
Fidelity Series Investment Grade Bond Fund	202,350,390	2,339,170,515
Fidelity Strategic Real Return Fund	45,518,553	447,902,560
TOTAL INVESTMENT GRADE BOND FUNDS		2,787,073,075
TOTAL BOND FUNDS (Cost $3,756,407,883)		3,870,876,202
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $12,370,864,346)	14,168,469,370
NET OTHER ASSETS (LIABILITIES) - 0.0%	(42)
NET ASSETS - 100%	$ 14,168,469,328
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $12,412,490,716. Net unrealized appreciation aggregated $1,755,978,654, of which $2,010,059,414 related to appreciated investment securities and $254,080,760 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2035 Fund

June 30, 2011

1.818371.106

F35-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.5%
	Shares	Value
Commodity Funds - 8.1%
Fidelity Series Commodity Strategy Fund	44,864,601	$ 550,040,014
Domestic Equity Funds - 52.4%
Fidelity Blue Chip Growth Fund	4,627,659	223,099,417
Fidelity Disciplined Equity Fund	25,771,831	615,689,052
Fidelity Growth Company Fund	6,110,251	559,882,344
Fidelity Series 100 Index Fund	45,908,104	420,518,233
Fidelity Series All-Sector Equity Fund	57,946,016	751,559,823
Fidelity Series Large Cap Value Fund	58,177,901	702,207,270
Fidelity Series Small Cap Opportunities Fund	10,331,969	120,367,445
Fidelity Small Cap Growth Fund	4,246,094	72,565,755
Fidelity Small Cap Value Fund	4,314,618	69,120,184
TOTAL DOMESTIC EQUITY FUNDS		3,535,009,523
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,831,388,376)		4,085,049,537
International Equity Funds - 22.0%

Developed International Equity Funds - 18.1%
Fidelity Diversified International Fund	4,057,372	126,346,562
Fidelity Overseas Fund	3,749,016	127,579,028
Fidelity Series International Growth Fund	37,224,571	437,016,463
Fidelity Series International Small Cap Fund	7,437,014	92,293,347
Fidelity Series International Value Fund	41,847,049	435,627,781
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,218,863,181

	Shares	Value
Emerging Markets Equity Funds - 3.9%
Fidelity Series Emerging Markets Fund	14,302,159	$ 266,735,261
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,441,591,663)		1,485,598,442
Bond Funds - 17.5%

High Yield Bond Funds - 7.2%
Fidelity Series Emerging Markets Debt Fund	1,972,411	19,960,800
Fidelity Series High Income Fund	47,125,898	467,017,644
TOTAL HIGH YIELD BOND FUNDS		486,978,444
Investment Grade Bond Funds - 10.3%
Fidelity Series Investment Grade Bond Fund	49,578,976	573,132,963
Fidelity Strategic Real Return Fund	11,987,978	117,961,700
TOTAL INVESTMENT GRADE BOND FUNDS		691,094,663
TOTAL BOND FUNDS (Cost $1,174,159,630)		1,178,073,107
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,447,139,669)	6,748,721,086
NET OTHER ASSETS (LIABILITIES) - 0.0%	(24)
NET ASSETS - 100%	$ 6,748,721,062
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $6,453,214,452. Net unrealized appreciation aggregated $295,506,634, of which $555,163,358 related to appreciated investment securities and $259,656,724 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2040 Fund

June 30, 2011

1.818372.106

F40-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.2%
	Shares	Value
Commodity Funds - 8.4%
Fidelity Series Commodity Strategy Fund	59,349,265	$ 727,621,991
Domestic Equity Funds - 52.8%
Fidelity Blue Chip Growth Fund	5,988,927	288,726,166
Fidelity Disciplined Equity Fund	33,405,158	798,049,219
Fidelity Growth Company Fund	7,923,364	726,017,800
Fidelity Series 100 Index Fund	59,530,456	545,298,978
Fidelity Series All-Sector Equity Fund	75,146,552	974,650,775
Fidelity Series Large Cap Value Fund	75,412,734	910,231,699
Fidelity Series Small Cap Opportunities Fund	13,383,794	155,921,202
Fidelity Small Cap Growth Fund	5,507,372	94,120,995
Fidelity Small Cap Value Fund	5,590,396	89,558,143
TOTAL DOMESTIC EQUITY FUNDS		4,582,574,977
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,502,941,793)		5,310,196,968
International Equity Funds - 22.2%

Developed International Equity Funds - 18.2%
Fidelity Diversified International Fund	5,026,166	156,514,822
Fidelity Overseas Fund	4,644,168	158,041,029
Fidelity Series International Growth Fund	48,691,746	571,641,097
Fidelity Series International Small Cap Fund	9,701,304	120,393,188
Fidelity Series International Value Fund	54,760,796	570,059,883
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,576,650,019

	Shares	Value
Emerging Markets Equity Funds - 4.0%
Fidelity Series Emerging Markets Fund	18,715,648	$ 349,046,835
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,666,013,326)		1,925,696,854
Bond Funds - 16.6%

High Yield Bond Funds - 8.0%
Fidelity Series Emerging Markets Debt Fund	2,903,842	29,386,886
Fidelity Series High Income Fund	67,745,274	671,355,669
TOTAL HIGH YIELD BOND FUNDS		700,742,555
Investment Grade Bond Funds - 8.6%
Fidelity Series Investment Grade Bond Fund	53,119,999	614,067,189
Fidelity Strategic Real Return Fund	13,273,622	130,612,443
TOTAL INVESTMENT GRADE BOND FUNDS		744,679,632
TOTAL BOND FUNDS (Cost $1,421,058,119)		1,445,422,187
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,590,013,238)		8,681,316,009
NET OTHER ASSETS (LIABILITIES) - 0.0%		(27)
NET ASSETS - 100%		$ 8,681,315,982
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $7,616,040,617. Net unrealized appreciation aggregated $1,065,275,392, of which $1,240,544,817 related to appreciated investment securities and $175,269,425 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2045 Fund

June 30, 2011

1.833436.105

F45-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.8%
	Shares	Value
Commodity Funds - 8.7%
Fidelity Series Commodity Strategy Fund	18,634,074	$ 228,453,748
Domestic Equity Funds - 54.1%
Fidelity Blue Chip Growth Fund	1,867,131	90,014,398
Fidelity Disciplined Equity Fund	10,380,611	247,992,800
Fidelity Growth Company Fund	2,462,446	225,633,892
Fidelity Series 100 Index Fund	18,508,115	169,534,330
Fidelity Series All-Sector Equity Fund	23,358,295	302,957,081
Fidelity Series Large Cap Value Fund	23,448,729	283,026,154
Fidelity Series Small Cap Opportunities Fund	4,166,883	48,544,187
Fidelity Small Cap Growth Fund	1,710,369	29,230,214
Fidelity Small Cap Value Fund	1,739,424	27,865,579
TOTAL DOMESTIC EQUITY FUNDS		1,424,798,635
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,349,223,371)		1,653,252,383
International Equity Funds - 22.7%

Developed International Equity Funds - 18.6%
Fidelity Diversified International Fund	1,629,600	50,745,738
Fidelity Overseas Fund	1,505,734	51,240,132
Fidelity Series International Growth Fund	15,013,019	176,252,845
Fidelity Series International Small Cap Fund	2,998,348	37,209,495
Fidelity Series International Value Fund	16,877,412	175,693,859
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		491,142,069

	Shares	Value
Emerging Markets Equity Funds - 4.1%
Fidelity Series Emerging Markets Fund	5,766,852	$ 107,551,787
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $503,981,681)		598,693,856
Bond Funds - 14.5%

High Yield Bond Funds - 9.4%
Fidelity Series Emerging Markets Debt Fund	997,422	10,093,913
Fidelity Series High Income Fund	24,058,095	238,415,723
TOTAL HIGH YIELD BOND FUNDS		248,509,636
Investment Grade Bond Funds - 5.1%
Fidelity Series Investment Grade Bond Fund	9,630,319	111,326,489
Fidelity Strategic Real Return Fund	2,242,524	22,066,433
TOTAL INVESTMENT GRADE BOND FUNDS		133,392,922
TOTAL BOND FUNDS (Cost $376,698,699)		381,902,558
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,229,903,751)		2,633,848,797
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2)
NET ASSETS - 100%		$ 2,633,848,795
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $2,239,774,819. Net unrealized appreciation aggregated $394,073,978, of which $428,311,961 related to appreciated investment securities and $34,237,983 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2050 Fund

June 30, 2011

1.833437.105

F50-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.9%
	Shares	Value
Commodity Funds - 9.4%
Fidelity Series Commodity Strategy Fund	16,512,254	$ 202,440,235
Domestic Equity Funds - 56.5%
Fidelity Blue Chip Growth Fund	1,599,803	77,126,492
Fidelity Disciplined Equity Fund	8,900,283	212,627,768
Fidelity Growth Company Fund	2,112,517	193,569,889
Fidelity Series 100 Index Fund	15,882,264	145,481,542
Fidelity Series All-Sector Equity Fund	20,045,543	259,990,689
Fidelity Series Large Cap Value Fund	20,112,481	242,757,645
Fidelity Series Small Cap Opportunities Fund	3,573,588	41,632,298
Fidelity Small Cap Growth Fund	1,467,717	25,083,286
Fidelity Small Cap Value Fund	1,491,950	23,901,035
TOTAL DOMESTIC EQUITY FUNDS		1,222,170,644
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,187,103,087)		1,424,610,879
International Equity Funds - 23.7%

Developed International Equity Funds - 19.4%
Fidelity Diversified International Fund	1,335,025	41,572,674
Fidelity Overseas Fund	1,233,548	41,977,635
Fidelity Series International Growth Fund	12,989,015	152,491,039
Fidelity Series International Small Cap Fund	2,586,988	32,104,525
Fidelity Series International Value Fund	14,607,745	152,066,627
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		420,212,500

	Shares	Value
Emerging Markets Equity Funds - 4.3%
Fidelity Series Emerging Markets Fund	4,990,411	$ 93,071,174
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $433,289,790)		513,283,674
Bond Funds - 10.4%

High Yield Bond Funds - 9.4%
Fidelity Series Emerging Markets Debt Fund	812,923	8,226,780
Fidelity Series High Income Fund	19,716,816	195,393,645
TOTAL HIGH YIELD BOND FUNDS		203,620,425
Investment Grade Bond Funds - 1.0%
Fidelity Series Investment Grade Bond Fund	1,637,320	18,927,420
Fidelity Strategic Real Return Fund	247,139	2,431,845
TOTAL INVESTMENT GRADE BOND FUNDS		21,359,265
TOTAL BOND FUNDS (Cost $226,047,084)		224,979,690
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,846,439,961)		2,162,874,243
NET OTHER ASSETS (LIABILITIES) - 0.0%		(11)
NET ASSETS - 100%		$ 2,162,874,232
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $1,854,859,505. Net unrealized appreciation aggregated $308,014,738, of which $342,989,959 related to appreciated investment securities and $34,975,221 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2055 Fund

June 30, 2011

1.927051.100

FF55-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.1%
	Shares	Value
Commodity Funds - 9.5%
Fidelity Series Commodity Strategy Fund	46,688	$ 572,394
Domestic Equity Funds - 56.6%
Fidelity Blue Chip Growth Fund	4,448	214,437
Fidelity Disciplined Equity Fund	24,747	591,207
Fidelity Growth Company Fund	5,829	534,100
Fidelity Series 100 Index Fund	44,229	405,138
Fidelity Series All-Sector Equity Fund	55,923	725,327
Fidelity Series Large Cap Value Fund	55,875	674,407
Fidelity Series Small Cap Opportunities Fund	10,092	117,572
Fidelity Small Cap Growth Fund	4,091	69,910
Fidelity Small Cap Value Fund	4,202	67,319
TOTAL DOMESTIC EQUITY FUNDS		3,399,417
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,964,356)		3,971,811
International Equity Funds - 24.2%

Developed International Equity Funds - 19.8%
Fidelity Diversified International Fund	3,738	116,411
Fidelity Overseas Fund	3,454	117,532
Fidelity Series International Growth Fund	36,871	432,860
Fidelity Series International Small Cap Fund	7,320	90,841
Fidelity Series International Value Fund	41,448	431,470
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,189,114
Emerging Markets Equity Funds - 4.4%
Fidelity Series Emerging Markets Fund	14,090	262,774
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,443,917)		1,451,888
Bond Funds - 9.7%
	Shares	Value
High Yield Bond Funds - 9.6%
Fidelity Series Emerging Markets Debt Fund	1,725	$ 17,458
Fidelity Series High Income Fund	56,752	562,411
TOTAL HIGH YIELD BOND FUNDS		579,869
Investment Grade Bond Funds - 0.1%
Fidelity Series Investment Grade Bond Fund	382	4,411
Fidelity Strategic Real Return Fund	110	1,086
TOTAL INVESTMENT GRADE BOND FUNDS		5,497
TOTAL BOND FUNDS (Cost $592,356)		585,366
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,000,629)		6,009,065
NET OTHER ASSETS (LIABILITIES) - 0.0%		15
NET ASSETS - 100%		$ 6,009,080
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $6,000,868. Net unrealized appreciation aggregated $8,197, of which $41,208 related to appreciated investment securities and $33,011 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom Income Fund

June 30, 2011

1.818362.106

FRI-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 13.7%
	Shares	Value
Commodity Funds - 0.8%
Fidelity Series Commodity Strategy Fund	1,786,800	$ 21,906,167
Domestic Equity Funds - 12.9%
Fidelity Blue Chip Growth Fund	473,851	22,844,373
Fidelity Disciplined Equity Fund	2,648,572	63,274,378
Fidelity Growth Company Fund	628,462	57,586,012
Fidelity Series 100 Index Fund	4,721,834	43,252,000
Fidelity Series All-Sector Equity Fund	5,960,552	77,308,365
Fidelity Series Large Cap Value Fund	5,979,709	72,175,092
Fidelity Series Small Cap Opportunities Fund	1,060,567	12,355,603
Fidelity Small Cap Growth Fund	436,958	7,467,616
Fidelity Small Cap Value Fund	443,012	7,097,058
TOTAL DOMESTIC EQUITY FUNDS		363,360,497
TOTAL DOMESTIC EQUITY FUNDS (Cost $292,852,036)		385,266,664
International Equity Funds - 5.2%

Developed International Equity Funds - 4.2%
Fidelity Diversified International Fund	351,664	10,950,830
Fidelity Overseas Fund	324,936	11,057,577
Fidelity Series International Growth Fund	3,750,500	44,030,867
Fidelity Series International Small Cap Fund	743,861	9,231,318
Fidelity Series International Value Fund	4,220,726	43,937,760
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		119,208,352
Emerging Markets Equity Funds - 1.0%
Fidelity Series Emerging Markets Fund	1,442,183	26,896,718
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $127,450,704)		146,105,070
Bond Funds - 41.1%
	Shares	Value
High Yield Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund	564,618	$ 5,713,935
Fidelity Series High Income Fund	13,569,839	134,477,108
TOTAL HIGH YIELD BOND FUNDS		140,191,043
Inflation-Protected Bond Funds - 11.1%
Fidelity Series Inflation-Protected Bond Index Fund	28,047,238	311,885,287
Investment Grade Bond Funds - 25.0%
Fidelity Series Investment Grade Bond Fund	50,604,481	584,987,804
Fidelity Strategic Real Return Fund	11,645,064	114,587,429
TOTAL INVESTMENT GRADE BOND FUNDS		699,575,233
TOTAL BOND FUNDS (Cost $1,072,179,373)		1,151,651,563
Short-Term Funds - 40.0%

Fidelity Institutional Money Market Portfolio Institutional Class	622,044,333	622,044,333
Fidelity Short-Term Bond Fund	58,701,122	499,546,545
TOTAL SHORT-TERM FUNDS (Cost $1,132,352,436)		1,121,590,878
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,624,834,549)	2,804,614,175
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,488)
NET ASSETS - 100%	$ 2,804,612,687
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $2,629,133,753. Net unrealized appreciation aggregated $175,480,422, of which $198,545,722 related to appreciated investment securities and $23,065,300 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2000 - Class W

June 30, 2011

1.906832.101

FRX-W-X00-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.0%
	Shares	Value
Commodity Funds - 2.1%
Fidelity Series Commodity Strategy Fund Class F	52,942	$ 650,660
Domestic Equity Funds - 12.9%
Fidelity Spartan Total Market Index Fund Class F	103,229	3,985,654
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,249,916)		4,636,314
International Equity Funds - 5.6%

Developed International Equity Funds - 5.6%
Fidelity Series Global ex U.S. Index Fund (Cost $1,584,726)	146,333	1,715,026
Bond Funds - 39.5%

Inflation-Protected Bond Funds - 11.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F	326,830	3,634,350
Investment Grade Bond Funds - 27.7%
Spartan U.S. Bond Index Fund Class F	746,096	8,542,803
TOTAL BOND FUNDS (Cost $11,897,811)		12,177,153
Short-Term Funds - 39.9%
	Shares	Value

Fidelity Institutional Money Market Portfolio Class F (Cost $12,298,809)	12,298,809	$ 12,298,809
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $30,031,262)	30,827,302
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,003)
NET ASSETS - 100%	$ 30,825,299
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $30,072,887. Net unrealized appreciation aggregated $754,415, of which $817,666 related to appreciated investment securities and $63,251 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2005 - Class W

June 30, 2011

1.906834.101

FRX-W-X05-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.8%
	Shares	Value
Commodity Funds - 4.4%
Fidelity Series Commodity Strategy Fund Class F	129,834	$ 1,595,656
Domestic Equity Funds - 25.4%
Fidelity Spartan Total Market Index Fund Class F	237,844	9,183,167
TOTAL DOMESTIC EQUITY FUNDS (Cost $10,374,151)		10,778,823
International Equity Funds - 10.9%

Developed International Equity Funds - 10.9%
Fidelity Series Global ex U.S. Index Fund (Cost $3,799,409)	336,860	3,947,993
Bond Funds - 35.5%

Inflation-Protected Bond Funds - 9.9%
Fidelity Series Inflation-Protected Bond Index Fund Class F	321,282	3,572,657
Investment Grade Bond Funds - 25.6%
Fidelity Spartan U.S. Bond Index Fund Class F	807,907	9,250,539
TOTAL BOND FUNDS (Cost $12,620,896)		12,823,196
Short-Term Funds - 23.8%
	Shares	Value

Fidelity Institutional Money Market Portfolio Class F (Cost $8,616,174)	8,616,174	$ 8,616,174
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $35,410,630)	36,166,186
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,009)
NET ASSETS - 100%	$ 36,164,177
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $35,449,502. Net unrealized appreciation aggregated $716,684, of which $851,395 related to appreciated investment securities and $134,711 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2010 - Class W

June 30, 2011

1.906836.101

FRX-W-X10-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.3%
	Shares	Value
Commodity Funds - 5.4%
Fidelity Series Commodity Strategy Fund Class F	744,310	$ 9,147,569
Domestic Equity Funds - 30.9%
Fidelity Spartan Total Market Index Fund Class F	1,365,782	52,732,861
TOTAL DOMESTIC EQUITY FUNDS (Cost $56,348,897)		61,880,430
International Equity Funds - 13.3%

Developed International Equity Funds - 13.3%
Fidelity Series Global ex U.S. Index Fund (Cost $20,962,001)	1,935,435	22,683,296
Bond Funds - 39.6%

Inflation-Protected Bond Funds - 10.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,617,968	17,991,799

	Shares	Value
Investment Grade Bond Funds - 29.0%
Fidelity U.S. Bond Index Fund Class F	4,321,874	$ 49,485,459
TOTAL BOND FUNDS (Cost $66,212,859)		67,477,258
Short-Term Funds - 10.8%

Fidelity Institutional Money Market Portfolio Class F (Cost $18,393,986)	18,393,986	18,393,986
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $161,917,743)	170,434,970
NET OTHER ASSETS (LIABILITIES) - 0.0%	(10,289)
NET ASSETS - 100%	$ 170,424,681
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $162,148,330. Net unrealized appreciation aggregated $8,286,640, of which $8,922,607 related to appreciated investment securities and $635,967 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2015 Fund - Class W

June 30, 2011

1.906838.101

FRX-W-X15-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.2%
	Shares	Value
Commodity Funds - 5.5%
Fidelity Series Commodity Strategy Fund Class F	1,245,481	$ 15,306,966
Domestic Equity Funds - 31.7%
Fidelity Spartan Total Market Index Fund Class F	2,281,531	88,089,914
TOTAL DOMESTIC EQUITY FUNDS (Cost $95,995,657)		103,396,880
International Equity Funds - 13.6%

Developed International Equity Funds - 13.6%
Fidelity Series Global ex U.S. Index Fund (Cost $35,736,227)	3,233,787	37,899,988
Bond Funds - 39.6%

Inflation-Protected Bond Funds - 10.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,495,184	27,746,441
Investment Grade Bond Funds - 29.6%
Fidelity U.S. Bond Index Fund Class F	7,187,953	82,302,064
TOTAL BOND FUNDS (Cost $108,511,559)		110,048,505
Short-Term Funds - 9.6%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F (Cost $26,711,346)	26,711,346	$ 26,711,346
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $266,954,789)	278,056,719
NET OTHER ASSETS (LIABILITIES) - 0.0%	(16,755)
NET ASSETS - 100%	$ 278,039,964
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $267,188,997. Net unrealized appreciation aggregated $10,867,722, of which $11,932,716 related to appreciated investment securities and $1,064,994 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2020 Fund - Class W

June 30, 2011

1.906840.101

FRX-W-X20-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 43.4%
	Shares	Value
Commodity Funds - 6.4%
Fidelity Series Commodity Strategy Fund Class F	2,697,910	$ 33,157,311
Domestic Equity Funds - 37.0%
Fidelity Spartan Total Market Index Fund Class F	4,943,689	190,875,817
TOTAL DOMESTIC EQUITY FUNDS (Cost $204,909,833)		224,033,128
International Equity Funds - 15.9%

Developed International Equity Funds - 15.9%
Fidelity Series Global ex U.S. Index Fund (Cost $76,336,968)	7,007,769	82,131,054
Bond Funds - 36.3%

Inflation-Protected Bond Funds - 7.7%
Fidelity Series Inflation-Protected Bond Index Fund Class F	3,598,451	40,014,775

	Shares	Value
Investment Grade Bond Funds - 28.6%
Fidelity U.S. Bond Index Fund Class F	12,898,445	$ 147,687,193
TOTAL BOND FUNDS (Cost $185,128,147)		187,701,968
Short-Term Funds - 4.4%

Fidelity Institutional Money Market Portfolio Class F (Cost $22,711,282)	22,711,282	22,711,282
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $489,086,230)	516,577,432
NET OTHER ASSETS (LIABILITIES) - 0.0%	(29,685)
NET ASSETS - 100%	$ 516,547,747
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $489,511,593. Net unrealized appreciation aggregated $27,065,839, of which $29,040,817 related to appreciated investment securities and $1,974,978 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2025 - Class W

June 30, 2011

1.906843.101

FRX-W-X25-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.6%
	Shares	Value
Commodity Funds - 7.5%
Fidelity Series Commodity Strategy Fund Class F	1,993,844	$ 24,504,339
Domestic Equity Funds - 43.1%
Fidelity Spartan Total Market Index Fund Class F	3,656,068	141,160,793
TOTAL DOMESTIC EQUITY FUNDS (Cost $154,814,992)		165,665,132
International Equity Funds - 18.6%

Developed International Equity Funds - 18.6%
Fidelity Series Global ex U.S. Index Fund (Cost $57,442,008)	5,180,445	60,714,812
Bond Funds - 30.6%

Inflation-Protected Bond Funds - 4.7%
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,386,915	15,422,495
Investment Grade Bond Funds - 25.9%
Fidelity U.S. Bond Index Fund Class F	7,410,085	84,845,473
TOTAL BOND FUNDS (Cost $99,219,791)		100,267,968
Short-Term Funds - 0.2%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F (Cost $585,356)	585,356	$ 585,356
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $312,062,147)	327,233,268
NET OTHER ASSETS (LIABILITIES) - 0.0%	(17,310)
NET ASSETS - 100%	$ 327,215,958
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $312,319,591. Net unrealized appreciation aggregated $14,913,677, of which $16,393,701 related to appreciated investment securities and $1,480,024 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2030 Fund - Class W

June 30, 2011

1.906845.101

FRX-W-X30-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.3%
	Shares	Value
Commodity Funds - 7.9%
Fidelity Series Commodity Strategy Fund Class F	2,518,761	$ 30,955,578
Domestic Equity Funds - 45.4%
Fidelity Spartan Total Market Index Fund Class F	4,614,541	178,167,439
TOTAL DOMESTIC EQUITY FUNDS (Cost $191,894,000)		209,123,017
International Equity Funds - 19.5%

Developed International Equity Funds - 19.5%
Fidelity Series Global ex U.S. Index Fund (Cost $71,456,160)	6,542,960	76,683,488
Bond Funds - 27.2%

Inflation-Protected Bond Funds - 1.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F	507,457	5,642,921

	Shares	Value
Investment Grade Bond Funds - 25.7%
Fidelity U.S. Bond Index Fund Class F	8,813,322	$ 100,912,542
TOTAL BOND FUNDS (Cost $105,832,229)		106,555,463
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $369,182,389)	392,361,968
NET OTHER ASSETS (LIABILITIES) - 0.0%	(20,091)
NET ASSETS - 100%	$ 392,341,877
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $369,498,700. Net unrealized appreciation aggregated $22,863,268, of which $24,555,441 related to appreciated investment securities and $1,692,173 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2035 Fund - Class W

June 30, 2011

1.906848.101

FRX-W-X35-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.4%
	Shares	Value
Commodity Funds - 8.9%
Fidelity Series Commodity Strategy Fund Class F	1,534,964	$ 18,864,705
Domestic Equity Funds - 51.5%
Fidelity Spartan Total Market Index Fund Class F	2,815,348	108,700,600
TOTAL DOMESTIC EQUITY FUNDS (Cost $119,969,118)		127,565,305
International Equity Funds - 22.1%

Developed International Equity Funds - 22.1%
Fidelity Series Global ex U.S. Index Fund (Cost $44,442,080)	3,990,323	46,766,588
Bond Funds - 17.5%
	Shares	Value
Investment Grade Bond Funds - 17.5%
Fidelity U.S. Bond Index Fund Class F (Cost $36,777,817)	3,228,161	$ 36,962,440
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $201,189,015)	211,294,333
NET OTHER ASSETS (LIABILITIES) - 0.0%	(9,076)
NET ASSETS - 100%	$ 211,285,257
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $201,298,913. Net unrealized appreciation aggregated $9,995,420, of which $11,051,723 related to appreciated investment securities and $1,056,303 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2040 Fund - Class W

June 30, 2011

1.906850.101

FRX-W-X40-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.9%
	Shares	Value
Commodity Funds - 9.0%
Fidelity Series Commodity Strategy Fund Class F	1,821,187	$ 22,382,387
Domestic Equity Funds - 51.9%
Fidelity Spartan Total Market Index Fund Class F	3,340,322	128,969,830
TOTAL DOMESTIC EQUITY FUNDS (Cost $139,636,559)		151,352,217
International Equity Funds - 22.3%

Developed International Equity Funds - 22.3%
Fidelity Series Global ex U.S. Index Fund (Cost $51,856,122)	4,733,868	55,480,936
Bond Funds - 16.8%
	Shares	Value
Investment Grade Bond Funds - 16.8%
Spartan U.S. Bond Index Fund Class F (Cost $41,511,153)	3,641,394	$ 41,693,965
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $233,003,834)	248,527,118
NET OTHER ASSETS (LIABILITIES) - 0.0%	(10,472)
NET ASSETS - 100%	$ 248,516,646
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $233,143,294. Net unrealized appreciation aggregated $15,383,824, of which $16,554,510 related to appreciated investment securities and $1,170,686 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2045 Fund - Class W

June 30, 2011

1.906853.101

FRX-W-X45-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.3%
	Shares	Value
Commodity Funds - 9.2%
Fidelity Series Commodity Strategy Fund Class F	646,378	$ 7,943,987
Domestic Equity Funds - 53.1%
Fidelity Spartan Total Market Index Fund Class F	1,184,833	45,746,419
TOTAL DOMESTIC EQUITY FUNDS (Cost $50,711,009)		53,690,406
International Equity Funds - 22.8%

Developed International Equity Funds - 22.8%
Fidelity Series Global ex U.S. Index Fund (Cost $18,761,094)	1,679,324	19,681,672
Bond Funds - 14.9%
	Shares	Value
Investment Grade Bond Funds - 14.9%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $12,810,744)	1,123,488	$ 12,863,933
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $82,282,847)	86,236,011
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,471)
NET ASSETS - 100%	$ 86,232,540
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $82,321,711. Net unrealized appreciation aggregated $3,914,300, of which $4,380,922 related to appreciated investment securities and $466,622 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2050 Fund - Class W

June 30, 2011

1.906855.101

FRX-W-X50-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.9%
	Shares	Value
Commodity Funds - 9.6%
Fidelity Series Commodity Strategy Fund Class F	504,731	$ 6,203,140
Domestic Equity Funds - 55.3%
Fidelity Spartan Total Market Index Fund Class F	925,833	35,746,393
TOTAL DOMESTIC EQUITY FUNDS (Cost $39,651,277)		41,949,533
International Equity Funds - 23.8%

Developed International Equity Funds - 23.8%
Fidelity Series Global ex U.S. Index Fund (Cost $14,639,055)	1,311,924	15,375,747
Bond Funds - 11.3%
	Shares	Value
Investment Grade Bond Funds - 11.3%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $7,241,542)	635,173	$ 7,272,730
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $61,531,874)	64,598,010
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,364)
NET ASSETS - 100%	$ 64,595,646
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $61,559,090. Net unrealized appreciation aggregated $3,038,920, of which $3,436,451 related to appreciated investment securities and $397,531 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2055 - Class W

June 30, 2011

1.927055.100

FRX-W-55-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.9%
	Shares	Value
Commodity Funds - 9.8%
Fidelity Series Commodity Strategy Fund Class F	39,585	$ 486,502
Domestic Equity Funds - 56.1%
Fidelity Spartan Total Market Index Fund Class F	72,587	2,802,585
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,293,562)		3,289,087
International Equity Funds - 24.1%

Developed International Equity Funds - 24.1%
Fidelity Series Global ex U.S. Index Fund (Cost $1,201,844)	102,897	1,205,955
Bond Funds - 10.0%

Investment Grade Bond Funds - 10.0%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $505,974)	43,695	500,311
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,001,380)		4,995,353
NET OTHER ASSETS (LIABILITIES) - 0.0%		(173)
NET ASSETS - 100%		$ 4,995,180
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $5,001,380. Net unrealized depreciation aggregated $6,027, of which $20,080 related to appreciated investment securities and $26,107 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM Income - Class W

June 30, 2011

1.906830.101

FRX-W-INC-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.7%
	Shares	Value
Commodity Funds - 2.0%
Fidelity Series Commodity Strategy Fund Class F	71,231	$ 875,427
Domestic Equity Funds - 12.7%
Fidelity Spartan Total Market Index Fund Class F	145,247	5,607,985
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,955,403)		6,483,412
International Equity Funds - 5.5%

Developed International Equity Funds - 5.5%
Fidelity Series Global ex U.S. Index Fund (Cost $2,242,042)	205,842	2,412,473
Bond Funds - 39.9%

Inflation-Protected Bond Funds - 11.9%
Fidelity Series Inflation-Protected Bond Index Fund Class F	474,992	5,281,913
Investment Grade Bond Funds - 28.0%
Spartan U.S. Bond Index Fund Class F	1,078,930	12,353,746
TOTAL BOND FUNDS (Cost $17,197,248)		17,635,659
Short-Term Funds - 39.9%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F (Cost $17,634,440)	17,634,440	$ 17,634,440
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $43,029,133)	44,165,984
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,831)
NET ASSETS - 100%	$ 44,163,153
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $43,074,125. Net unrealized appreciation aggregated $1,091,859, of which $1,159,961 related to appreciated investment securities and $68,102 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2000 Fund

June 30, 2011

1.907102.101

FF-K-00-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.1%
	Shares	Value
Commodity Funds - 1.1%
Fidelity Series Commodity Strategy Fund Class F	403,053	$ 4,953,521
Domestic Equity Funds - 13.0%
Fidelity Blue Chip Growth Fund Class F	79,078	3,817,111
Fidelity Disciplined Equity Fund Class F	444,067	10,608,761
Fidelity Growth Company Fund Class F	105,401	9,657,887
Fidelity Series 100 Index Fund	792,158	7,256,171
Fidelity Series All-Sector Equity Fund Class F	999,347	12,981,512
Fidelity Series Large Cap Value Fund Class F	1,001,631	12,099,696
Fidelity Series Small Cap Opportunities Fund Class F	177,037	2,069,564
Fidelity Small Cap Growth Fund Class F	72,919	1,252,011
Fidelity Small Cap Value Fund Class F	74,100	1,188,565
TOTAL DOMESTIC EQUITY FUNDS		60,931,278
TOTAL DOMESTIC EQUITY FUNDS (Cost $58,228,267)		65,884,799
International Equity Funds - 5.2%

Developed International Equity Funds - 4.2%
Fidelity Diversified International Fund Class F	51,541	1,604,457
Fidelity Overseas Fund Class F	47,639	1,620,210
Fidelity Series International Growth Fund Class F	635,820	7,483,605
Fidelity Series International Small Cap Fund Class F	125,345	1,559,293
Fidelity Series International Value Fund Class F	715,973	7,474,759
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		19,742,324
Emerging Markets Equity Funds - 1.0%
Fidelity Series Emerging Markets Fund Class F	244,566	4,570,943
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $22,039,192)		24,313,267
Bond Funds - 40.5%
	Shares	Value
High Yield Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund Class F	96,014	$ 971,665
Fidelity Series High Income Fund Class F	2,245,699	22,254,875
TOTAL HIGH YIELD BOND FUNDS		23,226,540
Inflation-Protected Bond Funds - 10.9%
Fidelity Series Inflation-Protected Bond Index Fund Class F	4,571,171	50,831,418
Investment Grade Bond Funds - 24.6%
Fidelity Series Investment Grade Bond Fund Class F	8,292,745	95,947,060
Fidelity Strategic Real Return Fund Class F	1,935,070	19,021,736
TOTAL INVESTMENT GRADE BOND FUNDS		114,968,796
TOTAL BOND FUNDS (Cost $184,498,413)		189,026,754
Short-Term Funds - 40.2%

Fidelity Institutional Money Market Portfolio Class F	103,588,218	103,588,218
Fidelity Short Term Bond Fund Class F	9,852,574	83,845,404
TOTAL SHORT-TERM FUNDS (Cost $186,570,556)		187,433,622
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $451,336,428)		466,658,442
NET OTHER ASSETS (LIABILITIES) - 0.0%		(18,966)
NET ASSETS - 100%		$ 466,639,476
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $451,784,908. Net unrealized appreciation aggregated $14,873,534, of which $15,752,124 related to appreciated investment securities and $878,590 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2005 Fund

June 30, 2011

1.907104.101

FF-K-05-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.5%
	Shares	Value
Commodity Funds - 3.4%
Fidelity Series Commodity Strategy Fund Class F	810,302	$ 9,958,610
Domestic Equity Funds - 26.1%
Fidelity Blue Chip Growth Fund Class F	101,533	4,900,998
Fidelity Disciplined Equity Fund Class F	567,238	13,551,318
Fidelity Growth Company Fund Class F	134,372	12,312,476
Fidelity Series 100 Index Fund	1,008,932	9,241,817
Fidelity Series All-Sector Equity Fund Class F	1,272,581	16,530,823
Fidelity Series Large Cap Value Fund Class F	1,277,919	15,437,265
Fidelity Series Small Cap Opportunities Fund Class F	226,192	2,644,181
Fidelity Small Cap Growth Fund Class F	92,928	1,595,572
Fidelity Small Cap Value Fund Class F	94,657	1,518,305
TOTAL DOMESTIC EQUITY FUNDS		77,732,755
TOTAL DOMESTIC EQUITY FUNDS (Cost $77,579,195)		87,691,365
International Equity Funds - 10.8%

Developed International Equity Funds - 8.9%
Fidelity Diversified International Fund Class F	86,577	2,695,135
Fidelity Overseas Fund Class F	80,021	2,721,529
Fidelity Series International Growth Fund Class F	805,289	9,478,250
Fidelity Series International Small Cap Fund Class F	160,984	2,002,636
Fidelity Series International Value Fund Class F	905,015	9,448,359
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		26,345,909
Emerging Markets Equity Funds - 1.9%
Fidelity Series Emerging Markets Fund Class F	309,427	5,783,185
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $28,969,396)		32,129,094
Bond Funds - 37.2%
	Shares	Value
High Yield Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund Class F	60,457	$ 611,827
Fidelity Series High Income Fund Class F	1,450,690	14,376,333
TOTAL HIGH YIELD BOND FUNDS		14,988,160
Inflation-Protected Bond Funds - 9.2%
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,449,398	27,237,302
Investment Grade Bond Funds - 23.0%
Fidelity Series Investment Grade Bond Fund Class F	4,954,641	57,325,196
Fidelity Strategic Real Return Fund Class F	1,140,231	11,208,468
TOTAL INVESTMENT GRADE BOND FUNDS		68,533,664
TOTAL BOND FUNDS (Cost $108,321,159)		110,759,126
Short-Term Funds - 22.5%

Fidelity Institutional Money Market Portfolio Class F	37,350,920	37,350,920
Fidelity Short Term Bond Fund Class F	3,494,228	29,735,881
TOTAL SHORT-TERM FUNDS (Cost $66,831,588)		67,086,801
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $281,701,338)	297,666,386
NET OTHER ASSETS (LIABILITIES) - 0.0%	(11,894)
NET ASSETS - 100%	$ 297,654,492
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $281,999,134. Net unrealized appreciation aggregated $15,667,252, of which $16,448,847 related to appreciated investment securities and $781,595 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2010 Fund

June 30, 2011

1.907106.101

FF-K-10-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.3%
	Shares	Value
Commodity Funds - 4.0%
Fidelity Series Commodity Strategy Fund Class F	9,698,298	$ 119,192,086
Domestic Equity Funds - 31.3%
Fidelity Blue Chip Growth Fund Class F	1,198,356	57,844,652
Fidelity Disciplined Equity Fund Class F	6,708,316	160,261,674
Fidelity Growth Company Fund Class F	1,588,727	145,575,036
Fidelity Series 100 Index Fund	11,928,436	109,264,475
Fidelity Series All-Sector Equity Fund Class F	15,046,058	195,448,290
Fidelity Series Large Cap Value Fund Class F	15,106,800	182,490,148
Fidelity Series Small Cap Opportunities Fund Class F	2,671,568	31,230,625
Fidelity Small Cap Growth Fund Class F	1,099,371	18,876,198
Fidelity Small Cap Value Fund Class F	1,118,622	17,942,691
TOTAL DOMESTIC EQUITY FUNDS		918,933,789
TOTAL DOMESTIC EQUITY FUNDS (Cost $924,076,731)		1,038,125,875
International Equity Funds - 13.1%

Developed International Equity Funds - 10.7%
Fidelity Diversified International Fund Class F	1,002,529	31,208,722
Fidelity Overseas Fund Class F	926,640	31,515,035
Fidelity Series International Growth Fund Class F	9,673,346	113,855,286
Fidelity Series International Small Cap Fund Class F	1,930,414	24,014,355
Fidelity Series International Value Fund Class F	10,874,172	113,526,358
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		314,119,756
Emerging Markets Equity Funds - 2.4%
Fidelity Series Emerging Markets Fund Class F	3,718,364	69,496,229
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $347,790,279)		383,615,985
Bond Funds - 40.9%
	Shares	Value
High Yield Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund Class F	612,067	$ 6,194,123
Fidelity Series High Income Fund Class F	14,282,488	141,539,454
TOTAL HIGH YIELD BOND FUNDS		147,733,577
Inflation-Protected Bond Funds - 9.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F	25,440,341	282,896,594
Investment Grade Bond Funds - 26.3%
Fidelity Series Investment Grade Bond Fund Class F	55,358,283	640,495,335
Fidelity Strategic Real Return Fund Class F	13,415,461	131,873,983
TOTAL INVESTMENT GRADE BOND FUNDS		772,369,318
TOTAL BOND FUNDS (Cost $1,175,313,580)		1,202,999,489
Short-Term Funds - 10.7%

Fidelity Institutional Money Market Portfolio Class F	173,852,860	173,852,860
Fidelity Short Term Bond Fund Class F	16,516,077	140,551,814
TOTAL SHORT-TERM FUNDS (Cost $313,064,514)		314,404,674
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,760,245,104)	2,939,146,023
NET OTHER ASSETS (LIABILITIES) - 0.0%	(118,515)
NET ASSETS - 100%	$ 2,939,027,508
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $2,763,252,807. Net unrealized appreciation aggregated $175,893,216, of which $183,884,456 related to appreciated investment securities and $7,991,240 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2015 Fund

June 30, 2011

1.907108.101

FF-K-15-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.3%
	Shares	Value
Commodity Funds - 4.2%
Fidelity Series Commodity Strategy Fund Class F	12,544,592	$ 154,173,034
Domestic Equity Funds - 32.1%
Fidelity Blue Chip Growth Fund Class F	1,546,319	74,640,833
Fidelity Disciplined Equity Fund Class F	8,632,547	206,231,549
Fidelity Growth Company Fund Class F	2,045,165	187,398,494
Fidelity Series 100 Index Fund	15,360,746	140,704,433
Fidelity Series All-Sector Equity Fund Class F	19,373,939	251,667,465
Fidelity Series Large Cap Value Fund Class F	19,453,344	234,996,396
Fidelity Series Small Cap Opportunities Fund Class F	3,444,307	40,263,953
Fidelity Small Cap Growth Fund Class F	1,414,226	24,282,261
Fidelity Small Cap Value Fund Class F	1,441,335	23,119,020
TOTAL DOMESTIC EQUITY FUNDS		1,183,304,404
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,197,468,669)		1,337,477,438
International Equity Funds - 13.5%

Developed International Equity Funds - 11.1%
Fidelity Diversified International Fund Class F	1,356,992	42,243,146
Fidelity Overseas Fund Class F	1,254,158	42,653,904
Fidelity Series International Growth Fund Class F	12,355,010	145,418,465
Fidelity Series International Small Cap Fund Class F	2,469,826	30,724,641
Fidelity Series International Value Fund Class F	13,884,409	144,953,228
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		405,993,384
Emerging Markets Equity Funds - 2.4%
Fidelity Series Emerging Markets Fund Class F	4,747,836	88,737,052
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $451,496,909)		494,730,436
Bond Funds - 40.7%
	Shares	Value
High Yield Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund Class F	745,159	$ 7,541,005
Fidelity Series High Income Fund Class F	17,963,186	178,015,170
TOTAL HIGH YIELD BOND FUNDS		185,556,175
Inflation-Protected Bond Funds - 9.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	29,791,948	331,286,465
Investment Grade Bond Funds - 26.7%
Fidelity Series Investment Grade Bond Fund Class F	70,983,209	821,275,734
Fidelity Strategic Real Return Fund Class F	16,272,368	159,957,373
TOTAL INVESTMENT GRADE BOND FUNDS		981,233,107
TOTAL BOND FUNDS (Cost $1,466,745,949)		1,498,075,747
Short-Term Funds - 9.5%

Fidelity Institutional Money Market Portfolio Class F	194,499,980	194,499,980
Fidelity Short Term Bond Fund Class F	18,322,420	155,923,792
TOTAL SHORT-TERM FUNDS (Cost $349,031,113)		350,423,772
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,464,742,640)	3,680,707,393
NET OTHER ASSETS (LIABILITIES) - 0.0%	(146,555)
NET ASSETS - 100%	$ 3,680,560,838
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $3,468,053,968. Net unrealized appreciation aggregated $212,653,425, of which $223,784,258 related to appreciated investment securities and $11,130,833 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2020 Fund

June 30, 2011

1.907110.101

FF-K-20-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.9%
	Shares	Value
Commodity Funds - 5.3%
Fidelity Series Commodity Strategy Fund Class F	32,909,626	$ 404,459,302
Domestic Equity Funds - 37.6%
Fidelity Blue Chip Growth Fund Class F	3,781,988	182,556,548
Fidelity Disciplined Equity Fund Class F	21,129,133	504,774,998
Fidelity Growth Company Fund Class F	5,006,487	458,744,412
Fidelity Series 100 Index Fund	37,605,096	344,462,676
Fidelity Series All-Sector Equity Fund Class F	47,430,708	616,124,897
Fidelity Series Large Cap Value Fund Class F	47,616,644	575,209,059
Fidelity Series Small Cap Opportunities Fund Class F	8,426,825	98,509,588
Fidelity Small Cap Growth Fund Class F	3,462,938	59,458,644
Fidelity Small Cap Value Fund Class F	3,527,761	56,585,282
TOTAL DOMESTIC EQUITY FUNDS		2,896,426,104
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,971,070,177)		3,300,885,406
International Equity Funds - 15.7%

Developed International Equity Funds - 12.9%
Fidelity Diversified International Fund Class F	3,236,063	100,738,645
Fidelity Overseas Fund Class F	2,990,917	101,721,097
Fidelity Series International Growth Fund Class F	30,362,743	357,369,484
Fidelity Series International Small Cap Fund Class F	6,060,839	75,396,840
Fidelity Series International Value Fund Class F	34,130,221	356,319,504
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		991,545,570
Emerging Markets Equity Funds - 2.8%
Fidelity Series Emerging Markets Fund Class F	11,669,098	218,095,448
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,102,788,537)		1,209,641,018
Bond Funds - 37.4%
	Shares	Value
High Yield Bond Funds - 6.6%
Fidelity Series Emerging Markets Debt Fund Class F	2,050,735	$ 20,753,440
Fidelity Series High Income Fund Class F	48,980,833	485,400,056
TOTAL HIGH YIELD BOND FUNDS		506,153,496
Inflation-Protected Bond Funds - 6.7%
Fidelity Series Inflation-Protected Bond Index Fund Class F	46,649,683	518,744,478
Investment Grade Bond Funds - 24.1%
Fidelity Series Investment Grade Bond Fund Class F	134,073,209	1,551,227,023
Fidelity Strategic Real Return Fund Class F	30,607,836	300,875,031
TOTAL INVESTMENT GRADE BOND FUNDS		1,852,102,054
TOTAL BOND FUNDS (Cost $2,825,550,241)		2,877,000,028
Short-Term Funds - 4.0%

Fidelity Institutional Money Market Portfolio Class F	170,382,152	170,382,152
Fidelity Short Term Bond Fund Class F	16,021,008	136,338,779
TOTAL SHORT-TERM FUNDS (Cost $305,711,923)		306,720,931
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,205,120,878)		7,694,247,383
NET OTHER ASSETS (LIABILITIES) - 0.0%		(306,890)
NET ASSETS - 100%		$ 7,693,940,493
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $7,211,943,540. Net unrealized appreciation aggregated $482,303,843, of which $507,238,153 related to appreciated investment securities and $24,934,310 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2025 Fund

June 30, 2011

1.907113.101

FF-K-25-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.2%
	Shares	Value
Commodity Funds - 6.4%
Fidelity Series Commodity Strategy Fund Class F	21,468,496	$ 263,847,814
Domestic Equity Funds - 43.8%
Fidelity Blue Chip Growth Fund Class F	2,376,581	114,717,578
Fidelity Disciplined Equity Fund Class F	13,260,267	316,787,785
Fidelity Growth Company Fund Class F	3,142,283	287,927,434
Fidelity Series 100 Index Fund	23,606,056	216,231,469
Fidelity Series All-Sector Equity Fund Class F	29,772,947	386,750,586
Fidelity Series Large Cap Value Fund Class F	29,891,846	361,093,496
Fidelity Series Small Cap Opportunities Fund Class F	5,294,286	61,890,204
Fidelity Small Cap Growth Fund Class F	2,172,887	37,308,470
Fidelity Small Cap Value Fund Class F	2,215,249	35,532,592
TOTAL DOMESTIC EQUITY FUNDS		1,818,239,614
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,880,731,612)		2,082,087,428
International Equity Funds - 18.4%

Developed International Equity Funds - 15.1%
Fidelity Diversified International Fund Class F	2,088,586	65,017,694
Fidelity Overseas Fund Class F	1,930,335	65,650,683
Fidelity Series International Growth Fund Class F	19,070,575	224,460,672
Fidelity Series International Small Cap Fund Class F	3,811,132	47,410,476
Fidelity Series International Value Fund Class F	21,431,812	223,748,116
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		626,287,641
Emerging Markets Equity Funds - 3.3%
Fidelity Series Emerging Markets Fund Class F	7,326,787	136,937,643
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $700,004,023)		763,225,284
Bond Funds - 31.3%
	Shares	Value
High Yield Bond Funds - 7.4%
Fidelity Series Emerging Markets Debt Fund Class F	1,214,222	$ 12,287,926
Fidelity Series High Income Fund Class F	29,608,808	293,423,285
TOTAL HIGH YIELD BOND FUNDS		305,711,211
Inflation-Protected Bond Funds - 3.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F	14,046,550	156,197,635
Investment Grade Bond Funds - 20.1%
Fidelity Series Investment Grade Bond Fund Class F	60,638,058	701,582,329
Fidelity Strategic Real Return Fund Class F	13,581,362	133,504,786
TOTAL INVESTMENT GRADE BOND FUNDS		835,087,115
TOTAL BOND FUNDS (Cost $1,278,515,699)		1,296,995,961
Short-Term Funds - 0.1%

Fidelity Institutional Money Market Portfolio Class F	2,792,587	2,792,587
Fidelity Short Term Bond Fund Class F	247,791	2,108,700
TOTAL SHORT-TERM FUNDS (Cost $4,892,697)		4,901,287
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,864,144,031)	4,147,209,960
NET OTHER ASSETS (LIABILITIES) - 0.0%	(163,674)
NET ASSETS - 100%	$ 4,147,046,286
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $3,867,614,248. Net unrealized appreciation aggregated $279,595,712, of which $295,181,948 related to appreciated investment securities and $15,586,236 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2030 Fund

June 30, 2011

1.907115.101

FF-K-30-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.3%
	Shares	Value
Commodity Funds - 6.9%
Fidelity Series Commodity Strategy Fund Class F	32,167,787	$ 395,342,099
Domestic Equity Funds - 46.4%
Fidelity Blue Chip Growth Fund Class F	3,444,688	166,275,093
Fidelity Disciplined Equity Fund Class F	19,249,621	459,873,439
Fidelity Growth Company Fund Class F	4,561,935	418,010,142
Fidelity Series 100 Index Fund	34,273,856	313,948,520
Fidelity Series All-Sector Equity Fund Class F	43,229,289	561,548,461
Fidelity Series Large Cap Value Fund Class F	43,391,683	524,171,534
Fidelity Series Small Cap Opportunities Fund Class F	7,679,797	89,776,829
Fidelity Small Cap Growth Fund Class F	3,155,920	54,187,150
Fidelity Small Cap Value Fund Class F	3,214,933	51,567,529
TOTAL DOMESTIC EQUITY FUNDS		2,639,358,697
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,739,806,381)		3,034,700,796
International Equity Funds - 19.4%

Developed International Equity Funds - 15.9%
Fidelity Diversified International Fund Class F	2,908,806	90,551,138
Fidelity Overseas Fund Class F	2,688,460	91,434,534
Fidelity Series International Growth Fund Class F	27,806,477	327,282,238
Fidelity Series International Small Cap Fund Class F	5,543,593	68,962,303
Fidelity Series International Value Fund Class F	31,261,481	326,369,863
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		904,600,076

	Shares	Value
Emerging Markets Equity Funds - 3.5%
Fidelity Series Emerging Markets Fund Class F	10,685,039	$ 199,703,370
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,010,446,085)		1,104,303,446
Bond Funds - 27.3%

High Yield Bond Funds - 7.3%
Fidelity Series Emerging Markets Debt Fund Class F	1,710,446	17,309,709
Fidelity Series High Income Fund Class F	40,165,561	398,040,709
TOTAL HIGH YIELD BOND FUNDS		415,350,418
Inflation-Protected Bond Funds - 0.3%
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,820,034	20,238,779
Investment Grade Bond Funds - 19.7%
Fidelity Series Investment Grade Bond Fund Class F	81,313,477	940,796,926
Fidelity Strategic Real Return Fund Class F	18,267,232	179,566,890
TOTAL INVESTMENT GRADE BOND FUNDS		1,120,363,816
TOTAL BOND FUNDS (Cost $1,541,286,608)		1,555,953,013
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,291,539,074)	5,694,957,255
NET OTHER ASSETS (LIABILITIES) - 0.0%	(225,969)
NET ASSETS - 100%	$ 5,694,731,286
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $5,296,596,853. Net unrealized appreciation aggregated $398,360,402, of which $419,969,188 related to appreciated investment securities and $21,608,786 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom K® 2035 Fund

June 30, 2011

1.907117.101

FF-K-35-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.5%
	Shares	Value
Commodity Funds - 8.1%
Fidelity Series Commodity Strategy Fund Class F	18,676,996	$ 229,540,285
Domestic Equity Funds - 52.4%
Fidelity Blue Chip Growth Fund Class F	1,928,455	93,086,544
Fidelity Disciplined Equity Fund Class F	10,757,170	256,988,798
Fidelity Growth Company Fund Class F	2,549,367	233,598,505
Fidelity Series 100 Index Fund	19,155,022	175,460,005
Fidelity Series All-Sector Equity Fund Class F	24,158,691	313,821,398
Fidelity Series Large Cap Value Fund Class F	24,253,875	292,986,816
Fidelity Series Small Cap Opportunities Fund Class F	4,295,873	50,218,755
Fidelity Small Cap Growth Fund Class F	1,763,009	30,270,862
Fidelity Small Cap Value Fund Class F	1,797,984	28,839,660
TOTAL DOMESTIC EQUITY FUNDS		1,475,271,343
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,548,417,042)		1,704,811,628
International Equity Funds - 22.0%

Developed International Equity Funds - 18.1%
Fidelity Diversified International Fund Class F	1,690,844	52,635,981
Fidelity Overseas Fund Class F	1,562,782	53,150,223
Fidelity Series International Growth Fund Class F	15,496,797	182,397,305
Fidelity Series International Small Cap Fund Class F	3,096,088	38,515,338
Fidelity Series International Value Fund Class F	17,415,900	181,822,001
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		508,520,848

	Shares	Value
Emerging Markets Equity Funds - 3.9%
Fidelity Series Emerging Markets Fund Class F	5,952,703	$ 111,256,024
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $570,988,443)		619,776,872
Bond Funds - 17.5%

High Yield Bond Funds - 7.2%
Fidelity Series Emerging Markets Debt Fund Class F	821,201	8,310,556
Fidelity Series High Income Fund Class F	19,655,310	194,784,125
TOTAL HIGH YIELD BOND FUNDS		203,094,681
Investment Grade Bond Funds - 10.3%
Fidelity Series Investment Grade Bond Fund Class F	20,688,962	239,371,296
Fidelity Strategic Real Return Fund Class F	4,998,734	49,137,557
TOTAL INVESTMENT GRADE BOND FUNDS		288,508,853
TOTAL BOND FUNDS (Cost $488,931,088)		491,603,534
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,608,336,573)	2,816,192,034
NET OTHER ASSETS (LIABILITIES) - 0.0%	(110,322)
NET ASSETS - 100%	$ 2,816,081,712
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $2,610,988,890. Net unrealized appreciation aggregated $205,203,144, of which $216,909,581 related to appreciated investment securities and $11,706,437 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom K® 2040 Fund

June 30, 2011

1.907119.101

FF-K-40-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.2%
	Shares	Value
Commodity Funds - 8.4%
Fidelity Series Commodity Strategy Fund Class F	23,256,539	$ 285,822,860
Domestic Equity Funds - 52.8%
Fidelity Blue Chip Growth Fund Class F	2,348,475	113,360,864
Fidelity Disciplined Equity Fund Class F	13,122,068	313,486,197
Fidelity Growth Company Fund Class F	3,110,804	285,042,942
Fidelity Series 100 Index Fund	23,376,343	214,127,303
Fidelity Series All-Sector Equity Fund Class F	29,485,608	383,018,046
Fidelity Series Large Cap Value Fund Class F	29,588,209	357,425,564
Fidelity Series Small Cap Opportunities Fund Class F	5,237,108	61,221,795
Fidelity Small Cap Growth Fund Class F	2,151,815	36,946,671
Fidelity Small Cap Value Fund Class F	2,192,531	35,168,198
TOTAL DOMESTIC EQUITY FUNDS		1,799,797,580
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,890,365,759)		2,085,620,440
International Equity Funds - 22.2%

Developed International Equity Funds - 18.2%
Fidelity Diversified International Fund Class F	1,971,006	61,357,422
Fidelity Overseas Fund Class F	1,821,775	61,958,563
Fidelity Series International Growth Fund Class F	19,078,913	224,558,801
Fidelity Series International Small Cap Fund Class F	3,801,173	47,286,586
Fidelity Series International Value Fund Class F	21,451,612	223,954,830
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		619,116,202

	Shares	Value
Emerging Markets Equity Funds - 4.0%
Fidelity Series Emerging Markets Fund Class F	7,331,422	$ 137,024,271
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $695,138,686)		756,140,473
Bond Funds - 16.6%

High Yield Bond Funds - 8.0%
Fidelity Series Emerging Markets Debt Fund Class F	1,136,948	11,505,913
Fidelity Series High Income Fund Class F	26,586,258	263,469,813
TOTAL HIGH YIELD BOND FUNDS		274,975,726
Investment Grade Bond Funds - 8.6%
Fidelity Series Investment Grade Bond Fund Class F	20,863,952	241,395,924
Fidelity Strategic Real Return Fund Class F	5,206,929	51,184,116
TOTAL INVESTMENT GRADE BOND FUNDS		292,580,040
TOTAL BOND FUNDS (Cost $565,665,919)		567,555,766
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,151,170,364)		3,409,316,679
NET OTHER ASSETS (LIABILITIES) - 0.0%		(134,362)
NET ASSETS - 100%		$ 3,409,182,317
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $3,154,411,064. Net unrealized appreciation aggregated $254,905,615, of which $269,181,740 related to appreciated investment securities and $14,276,125 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom KSM 2045 Fund

June 30, 2011

1.907121.101

FF-K-45-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.8%
	Shares	Value
Commodity Funds - 8.7%
Fidelity Series Commodity Strategy Fund Class F	8,314,848	$ 102,189,477
Domestic Equity Funds - 54.1%
Fidelity Blue Chip Growth Fund Class F	833,984	40,256,405
Fidelity Disciplined Equity Fund Class F	4,643,906	110,942,904
Fidelity Growth Company Fund Class F	1,101,156	100,898,892
Fidelity Series 100 Index Fund	8,277,132	75,818,530
Fidelity Series All-Sector Equity Fund Class F	10,437,919	135,588,571
Fidelity Series Large Cap Value Fund Class F	10,477,713	126,570,776
Fidelity Series Small Cap Opportunities Fund Class F	1,856,984	21,708,147
Fidelity Small Cap Growth Fund Class F	761,131	13,068,616
Fidelity Small Cap Value Fund Class F	776,920	12,461,795
TOTAL DOMESTIC EQUITY FUNDS		637,314,636
TOTAL DOMESTIC EQUITY FUNDS (Cost $682,320,954)		739,504,113
International Equity Funds - 22.7%

Developed International Equity Funds - 18.6%
Fidelity Diversified International Fund Class F	727,010	22,631,832
Fidelity Overseas Fund Class F	671,935	22,852,524
Fidelity Series International Growth Fund Class F	6,700,905	78,869,656
Fidelity Series International Small Cap Fund Class F	1,338,130	16,646,339
Fidelity Series International Value Fund Class F	7,530,832	78,621,890
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		219,622,241

	Shares	Value
Emerging Markets Equity Funds - 4.1%
Fidelity Series Emerging Markets Fund Class F	2,573,144	$ 48,092,066
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $249,315,366)		267,714,307
Bond Funds - 14.5%

High Yield Bond Funds - 9.4%
Fidelity Series Emerging Markets Debt Fund Class F	444,355	4,496,869
Fidelity Series High Income Fund Class F	10,751,491	106,547,275
TOTAL HIGH YIELD BOND FUNDS		111,044,144
Investment Grade Bond Funds - 5.1%
Fidelity Series Investment Grade Bond Fund Class F	4,307,762	49,840,811
Fidelity Strategic Real Return Fund Class F	1,001,081	9,840,624
TOTAL INVESTMENT GRADE BOND FUNDS		59,681,435
TOTAL BOND FUNDS (Cost $171,040,026)		170,725,579
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,102,676,346)	1,177,943,999
NET OTHER ASSETS (LIABILITIES) - 0.0%	(45,697)
NET ASSETS - 100%	$ 1,177,898,302
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $1,103,891,844. Net unrealized appreciation aggregated $74,052,155, of which $79,996,755 related to appreciated investment securities and $5,944,600 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom K® 2050 Fund

June 30, 2011

1.907123.101

FF-K-50-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.9%
	Shares	Value
Commodity Funds - 9.4%
Fidelity Series Commodity Strategy Fund Class F	6,593,101	$ 81,029,217
Domestic Equity Funds - 56.5%
Fidelity Blue Chip Growth Fund Class F	639,773	30,881,856
Fidelity Disciplined Equity Fund Class F	3,564,658	85,159,679
Fidelity Growth Company Fund Class F	845,634	77,485,459
Fidelity Series 100 Index Fund	6,359,064	58,249,026
Fidelity Series All-Sector Equity Fund Class F	8,019,747	104,176,520
Fidelity Series Large Cap Value Fund Class F	8,046,220	97,198,339
Fidelity Series Small Cap Opportunities Fund Class F	1,425,937	16,669,201
Fidelity Small Cap Growth Fund Class F	584,688	10,039,086
Fidelity Small Cap Value Fund Class F	596,679	9,570,738
TOTAL DOMESTIC EQUITY FUNDS		489,429,904
TOTAL DOMESTIC EQUITY FUNDS (Cost $529,309,667)		570,459,121
International Equity Funds - 23.7%

Developed International Equity Funds - 19.4%
Fidelity Diversified International Fund Class F	534,183	16,629,132
Fidelity Overseas Fund Class F	493,735	16,791,915
Fidelity Series International Growth Fund Class F	5,189,162	61,076,435
Fidelity Series International Small Cap Fund Class F	1,033,400	12,855,490
Fidelity Series International Value Fund Class F	5,834,320	60,910,300
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		168,263,272

	Shares	Value
Emerging Markets Equity Funds - 4.3%
Fidelity Series Emerging Markets Fund Class F	1,992,798	$ 37,245,402
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $192,028,258)		205,508,674
Bond Funds - 10.4%

High Yield Bond Funds - 9.4%
Fidelity Series Emerging Markets Debt Fund Class F	323,322	3,272,016
Fidelity Series High Income Fund Class F	7,886,184	78,152,080
TOTAL HIGH YIELD BOND FUNDS		81,424,096
Investment Grade Bond Funds - 1.0%
Fidelity Series Investment Grade Bond Fund Class F	657,410	7,606,232
Fidelity Strategic Real Return Fund Class F	98,519	968,441
TOTAL INVESTMENT GRADE BOND FUNDS		8,574,673
TOTAL BOND FUNDS (Cost $90,589,775)		89,998,769
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $811,927,700)		865,966,564
NET OTHER ASSETS (LIABILITIES) - 0.0%		(33,655)
NET ASSETS - 100%		$ 865,932,909
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $813,099,394. Net unrealized appreciation aggregated $52,867,170, of which $57,751,495 related to appreciated investment securities and $4,884,325 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom K ® 2055 Fund

June 30, 2011

1.927059.100

FF-K-55-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.1%
	Shares	Value
Commodity Funds - 9.5%
Fidelity Series Commodity Strategy Fund Class F	38,616	$ 474,593
Domestic Equity Funds - 56.6%
Fidelity Blue Chip Growth Fund Class F	3,681	177,704
Fidelity Disciplined Equity Fund Class F	20,517	490,163
Fidelity Growth Company Fund Class F	4,834	442,895
Fidelity Series 100 Index Fund	36,661	335,815
Fidelity Series All-Sector Equity Fund Class F	46,317	601,652
Fidelity Series Large Cap Value Fund Class F	46,266	558,895
Fidelity Series Small Cap Opportunities Fund Class F	8,328	97,352
Fidelity Small Cap Growth Fund Class F	3,376	57,963
Fidelity Small Cap Value Fund Class F	3,482	55,844
TOTAL DOMESTIC EQUITY FUNDS		2,818,283
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,303,624)		3,292,876
International Equity Funds - 24.1%

Developed International Equity Funds - 19.8%
Fidelity Diversified International Fund Class F	3,126	97,328
Fidelity Overseas Fund Class F	2,891	98,310
Fidelity Series International Growth Fund Class F	30,407	357,885
Fidelity Series International Small Cap Fund Class F	6,043	75,171
Fidelity Series International Value Fund Class F	34,205	357,096
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		985,790
Emerging Markets Equity Funds - 4.3%
Fidelity Series Emerging Markets Fund Class F	11,638	217,511
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,203,179)		1,203,301
Bond Funds - 9.8%
	Shares	Value
High Yield Bond Funds - 9.7%
Fidelity Series Emerging Markets Debt Fund Class F	1,556	$ 15,750
Fidelity Series High Income Fund Class F	47,137	467,125
TOTAL HIGH YIELD BOND FUNDS		482,875
Investment Grade Bond Funds - 0.1%
Fidelity Series Investment Grade Bond Fund Class F	314	3,630
Fidelity Strategic Real Return Fund Class F	92	903
TOTAL INVESTMENT GRADE BOND FUNDS		4,533
TOTAL BOND FUNDS (Cost $494,459)		487,408
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,001,262)		4,983,585
NET OTHER ASSETS (LIABILITIES) - 0.0%		(188)
NET ASSETS - 100%		$ 4,983,397
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $5,001,340. Net unrealized depreciation aggregated $17,755, of which $12,961 related to appreciated investment securities and $30,716 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® Income Fund

June 30, 2011

1.907100.101

FF-K-INC-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 13.7%
	Shares	Value
Commodity Funds - 0.8%
Fidelity Series Commodity Strategy Fund Class F	472,365	$ 5,805,364
Domestic Equity Funds - 12.9%
Fidelity Blue Chip Growth Fund Class F	124,766	6,022,455
Fidelity Disciplined Equity Fund Class F	698,553	16,688,443
Fidelity Growth Company Fund Class F	165,671	15,180,409
Fidelity Series 100 Index Fund	1,244,943	11,403,682
Fidelity Series All-Sector Equity Fund Class F	1,570,331	20,398,601
Fidelity Series Large Cap Value Fund Class F	1,575,279	19,029,375
Fidelity Series Small Cap Opportunities Fund Class F	278,677	3,257,736
Fidelity Small Cap Growth Fund Class F	114,635	1,968,283
Fidelity Small Cap Value Fund Class F	116,670	1,871,381
TOTAL DOMESTIC EQUITY FUNDS		95,820,365
TOTAL DOMESTIC EQUITY FUNDS (Cost $90,264,805)		101,625,729
International Equity Funds - 5.2%

Developed International Equity Funds - 4.2%
Fidelity Diversified International Fund Class F	92,927	2,892,810
Fidelity Overseas Fund Class F	85,889	2,921,089
Fidelity Series International Growth Fund Class F	986,362	11,609,475
Fidelity Series International Small Cap Fund Class F	195,644	2,433,812
Fidelity Series International Value Fund Class F	1,109,704	11,585,307
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		31,442,493
Emerging Markets Equity Funds - 1.0%
Fidelity Series Emerging Markets Fund Class F	379,158	7,086,472
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $35,055,593)		38,528,965
Bond Funds - 41.1%
	Shares	Value
High Yield Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund Class F	148,134	$ 1,499,116
Fidelity Series High Income Fund Class F	3,576,520	35,443,309
TOTAL HIGH YIELD BOND FUNDS		36,942,425
Inflation-Protected Bond Funds - 11.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,394,658	82,228,597
Investment Grade Bond Funds - 25.0%
Fidelity Series Investment Grade Bond Fund Class F	13,336,663	154,305,190
Fidelity Strategic Real Return Fund Class F	3,061,439	30,093,943
TOTAL INVESTMENT GRADE BOND FUNDS		184,399,133
TOTAL BOND FUNDS (Cost $296,983,664)		303,570,155
Short-Term Funds - 40.0%

Fidelity Institutional Money Market Portfolio Class F	163,953,916	163,953,914
Fidelity Short Term Bond Fund Class F	15,467,896	131,631,798
TOTAL SHORT-TERM FUNDS (Cost $294,423,804)		295,585,712
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $716,727,866)		739,310,561
NET OTHER ASSETS (LIABILITIES) - 0.0%		(29,655)
NET ASSETS - 100%		$ 739,280,906
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $717,192,782. Net unrealized appreciation aggregated $22,117,779, of which $23,800,099 related to appreciated investment securities and $1,682,320 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2011